UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments.

Westcore Growth Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 97.93%
Consumer Discretionary 10.14%
Hotels, Restaurants & Leisure 2.79%
McDonald's Corp.	42,350	$2,311,040
Yum! Brands Inc.	31,986	878,975
		3,190,015
Internet & Catalog Retail 1.88%
Amazon.Com Inc.**	29,245	2,147,753

Media 1.06%
Comcast Corp.	88,510	1,207,276

Multiline Retail 0.93%
Target Corp.	30,930	1,063,683

Specialty Retail 2.61%
Best Buy Inc.	28,872	1,095,981
GameStop Corp. - Class A**	22,220	622,604
Lowe's Cos. Inc.	69,407	1,266,678
		2,985,263
Textile, Apparel & Luxury Goods 0.87%
Nike Inc. - Class B	21,303	998,898

Total Consumer Discretionary
(Cost $11,689,247)		11,592,888

Consumer Staples 6.33%
Beverages 1.90%
PepsiCo Inc.	42,132	2,168,955

Food & Staples Retailing 2.54%
Costco Wholesale Corp.	32,901	1,523,974
CVS Caremark Corp.	50,340	1,383,847
		2,907,821
Household Products 1.89%
Colgate-Palmolive Co.	36,543	2,155,306

Total Consumer Staples
(Cost $8,380,939)		7,232,082

Energy 9.99%
Energy Equipment & Services 2.49%
Halliburton Co.	43,802	677,617
Schlumberger Ltd.	39,430	1,601,647
Transocean Ltd. (Switzerland)**	9,600	564,864
		2,844,128
Oil Gas & Consumable Fuels 7.50%
EOG Resources Inc.	28,946	1,585,083
Exxon Mobil Corp.	31,724	2,160,404
Hess Corp.	29,335	1,589,957
Occidental Petroleum Corp.	44,887	2,497,961
Petrohawk Energy Corp.**	38,800	746,124
		8,579,529
Total Energy
(Cost $15,048,541)		11,423,657

Financials 4.83%
Capital Markets 3.07%
Charles Schwab Corp.	112,090	1,737,395
Goldman Sachs Group Inc.	7,410	785,608
Invesco Ltd.	20,430	283,160
Northern Trust Corp.	11,630	695,707
		3,501,870
Diversified Financial Services 1.76%
IntercontinentalExchange Inc.**	15,760	1,173,647
JPMorgan Chase & Co.	31,660	841,523
		2,015,170
Total Financials
(Cost $5,256,998)		5,517,040

Healthcare 12.12%
Biotechnology 5.48%
Celgene Corp.**	33,600	1,491,840
Gilead Sciences Inc.**	102,960	4,769,108
		6,260,948

Healthcare Equipment & Supplies 2.48%
Baxter International Inc.	55,270	2,830,929

Healthcare Providers & Services 2.21%
Medco Health Solutions Inc.**	61,070	2,524,634

Life Sciences Tools & Services 1.15%
Thermo Fisher Scientific Inc.**	36,960	1,318,363

Pharmaceuticals 0.80%
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	20,459	921,678

Total Healthcare
(Cost $13,167,220)		13,856,552

Industrials 11.46%
Aerospace & Defense 3.67%
Lockheed Martin Corp.	17,932	1,237,846
Precision Castparts Corp.	22,619	1,354,879
Raytheon Co.	13,334	519,226
United Technologies Corp.	25,087	1,078,239
		4,190,190
Air Freight & Logistics 1.07%
Expeditors International of Washington Inc.	43,270	1,224,108

Construction & Engineering 0.86%
URS Corp.**	24,282	981,236

Electrical Equipment 3.59%
Ametek Inc.	43,874	1,371,940
First Solar Inc.**	20,616	2,735,743
		4,107,683
Machinery 1.42%
Danaher Corp.	21,301	1,154,940
Deere & Co.	14,083	462,908
		1,617,848
Road & Rail 0.85%
Norfolk Southern Corp.	28,940	976,725

Total Industrials
(Cost $15,242,350)		13,097,790

Information Technology 38.32%
Communications Equipment 9.29%
Cisco Systems Inc.**	298,502	5,005,878
Juniper Networks Inc.**	78,655	1,184,544
QUALCOMM Inc.	95,960	3,733,804
Research In Motion Ltd. (Canada)**	16,046	691,101
		10,615,327
Computers & Peripherals 7.75%
Apple Inc.**	50,087	5,265,146
Hewlett-Packard Co.	111,941	3,588,828
		8,853,974
Internet Software & Services 5.98%
Baidu.com Inc. - ADR (China)**	6,070	1,071,962
Google Inc. - Class A**	16,566	5,765,962
		6,837,924
IT Services 3.86%
Visa Inc.	79,417	4,415,585

Semiconductors & Semiconductor Equipment 6.61%
Altera Corp.	47,640	836,082
Applied Materials Inc.	122,690	1,318,918
Broadcom Corp.**	158,051	3,157,858
Intel Corp.	149,235	2,245,987
		7,558,845
Software 4.83%
Microsoft Corp.	132,530	2,434,576
Oracle Corp. **	170,780	3,085,995
		5,520,571
Total Information Technology
(Cost $47,583,751)		43,802,226

Materials 4.74%
Chemicals 3.84%
Monsanto Co.	52,755	4,383,941

Metals & Mining 0.90%
Freeport-McMoRan Copper & Gold Inc.	27,000	1,028,970

Total Materials
(Cost $3,966,672)		5,412,911

Total Common Stocks
(Cost $120,335,718)		111,935,146

Money Market Mutual Funds 3.55%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	4,052,149	4,052,149

Total Money Market Mutual Funds
(Cost $4,052,149)		4,052,149

Total Investments
(Cost $124,387,867)	101.48%	115,987,295

Liabilities in Excess of Other Assets	(1.48%)	(1,686,604)

Net Assets	100.00%	$114,300,691

Westcore Growth Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$112,737,690	98.63%
China	1,071,962	0.94%
Israel	921,678	0.81%
Canada	691,101	0.61%
Switzerland	564,864	0.49%
Total Investments	115,987,295	101.48%
Liabilities in Excess of Other Assets	(1,686,604)	(1.48%)
Net Assets	$114,300,691	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore MIDCO Growth Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 95.03%
Consumer Discretionary 21.93%
Diversified Consumer Services 2.25%
Apollo Group Inc.**	16,700	$1,308,111
Strayer Education Inc.	3,300	593,571
		1,901,682
Hotels, Restaurants & Leisure 0.61%
Darden Restaurants Inc.	15,100	517,326

Internet & Catalog Retail 1.86%
NetFlix Inc.**	36,500	1,566,580

Media 2.50%
DISH Network Corp.**	82,600	917,686
Marvel Entertainment Inc.**	44,900	1,192,095
		2,109,781
Specialty Retail 9.85%
Aeropostale Inc.**	49,000	1,301,440
American Eagle Outfitters Inc.	142,600	1,745,424
GameStop Corp. - Class A**	35,600	997,512
Ross Stores Inc.	60,100	2,156,387
TJX Companies Inc.	82,400	2,112,736
		8,313,499
Textiles, Apparel & Luxury Goods 4.86%
Coach Inc.**	88,200	1,472,940
Phillips-Van Heusen Corp.	61,700	1,399,356
Polo Ralph Lauren Corp.	29,000	1,225,250
		4,097,546
Total Consumer Discretionary
(Cost $19,273,571)		18,506,414

Consumer Staples 0.83%
Personal Products 0.83%
Herbalife Ltd. (Cayman Islands)	46,900	702,562

Total Consumer Staples
(Cost $1,714,293)		702,562

Energy 8.05%
Energy Equipment & Services 1.93%
Cameron International Corp.**	74,300	1,629,399

Oil, Gas & Consumable Fuels 6.12%
Comstock Resources Inc.**	24,700	736,060
Concho Resources Inc.**	37,000	946,830
Denbury Resources Inc.**	102,400	1,521,664
Petrohawk Energy Corp.**	56,500	1,086,495
Southwestern Energy Co.**	29,300	869,917
		5,160,966
Total Energy
(Cost $6,840,196)		6,790,365

Financials 10.46%
Capital Markets 6.51%
Eaton Vance Corp.	51,600	1,179,060
Invesco Ltd.	123,200	1,707,552
Lazard Ltd. (Bermuda)	51,700	1,519,980
T. Rowe Price Group Inc.	37,800	1,090,908
		5,497,500
Commercial Banks 1.62%
First Horizon National Corp.	127,314	1,367,349

Insurance 2.33%
Aon Corp.	28,900	1,179,698
Axis Capital Holdings Ltd. (Bermuda)	34,800	784,392
		1,964,090
Total Financials
(Cost $10,428,341)		8,828,939

Healthcare 13.66%
Biotechnology 3.67%
Cephalon Inc. **	26,700	1,818,270
Vertex Pharmaceuticals Inc.**	44,600	1,281,358
		3,099,628

Healthcare Equipment & Services 3.36%
Edwards Lifesciences Corp.**	12,900	782,127
St. Jude Medical Inc.**	21,900	795,627
Thoratec Corp.**	48,800	1,253,672
		2,831,426
Healthcare Providers & Services 3.28%
Amedisys Inc.**	17,600	483,824
DaVita Inc.**	17,250	758,138
Express Scripts Inc.**	15,200	701,784
Laboratory Corporation of America Holdings**	14,100	824,709
		2,768,455
Life Sciences Tools & Services 3.35%
Illumina Inc.**	23,600	878,864
Thermo Fisher Scientific Inc.**	32,000	1,141,440
Waters Corp.**	21,800	805,510
		2,825,814
Total Healthcare
(Cost $10,923,449)		11,525,323

Industrials 17.32%
Aerospace & Defense 1.04%
Spirit Aerosystems Holdings Inc.**	87,600	873,372

Airlines 2.00%
Continental Airlines Inc.**	98,400	866,904
Delta Air Lines Inc.**	146,300	823,669
		1,690,573
Building Products 1.72%
Lennox International Inc.	54,700	1,447,362

Commercial Services & Supplies 0.96%
The Brink's Co.	30,700	812,322

Construction & Engineering 2.97%
AECOM Technology Corp.**	65,100	1,697,808
Jacobs Engineering Group Inc.**	20,800	804,128
		2,501,936
Machinery 5.06%
Cummins Inc.	60,900	1,549,905
Pall Corp.	56,000	1,144,080
Pentair Inc.	72,700	1,575,409
		4,269,394
Professional Services 2.72%
FTI Consulting Inc.**	28,400	1,405,232
Monster Worldwide Inc.**	109,500	892,425
		2,297,657
Road & Rail 0.85%
J.B. Hunt Transport Services Inc.	29,900	720,889

Total Industrials
(Cost $19,724,760)		14,613,505

Information Technology 19.59%
Communications Equipment 3.07%
F5 Networks Inc.**	64,000	1,340,800
Juniper Networks Inc.**	83,100	1,251,486
		2,592,286
Computer & Peripherals 2.86%
NCR Corp.**	138,100	1,097,895
Western Digital Corp.**	68,000	1,315,120
		2,413,015
Electronic Equipment Instruments & Components 1.72%
Dolby Laboratories Inc.**	42,500	1,449,675

Semiconductors & Semiconductor Equipment 8.96%
Broadcom Corp. - Class A**	85,800	1,714,284
Lam Research Corp.**	51,300	1,168,101
Marvell Technology Group Ltd. (Bermuda)**	159,600	1,461,936
Novellus Systems Inc.**	68,200	1,134,166
Silicon Laboratories Inc.**	41,000	1,082,400
Xilinx, Inc.	52,400	1,003,984
		7,564,871
Software 2.98%
Autodesk Inc.**	71,400	1,200,234
Sybase Inc.**	43,400	1,314,586
		2,514,820
Total Information Technology
(Cost $17,928,214)		16,534,667

Materials 3.19%
Chemicals 3.19%
Celanese Corp.	104,400	1,395,828
FMC Corp.	30,000	1,294,200
		2,690,028
Total Materials
(Cost $2,587,824)		2,690,028

Total Common Stocks
(Cost $89,420,648)		80,191,803

Money Market Mutual Funds 5.32%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	4,491,506	4,491,506

Total Money Market Mutual Funds
(Cost $4,491,506)		4,491,506

Total Investments
(Cost $93,912,154)	100.35%	84,683,309

Liabilities in Excess of Other Assets	(0.35%)	(292,663)

Net Assets	100.00%	$84,390,646

Westcore MIDCO Growth Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$80,214,439	95.05%
Bermuda	3,766,308	4.47%
Cayman Islands	702,562	0.83%
Total Investments	84,683,309	100.35%
Liabilities in Excess of Other Assets	(292,663)	(0.35%)
Net Assets	$84,390,646	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments

Westcore Select Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 95.12%
Consumer Discretionary 13.70%
Specialty Retail 9.19%
Aeropostale Inc.**	45,700	$1,213,792
Ross Stores Inc.	36,000	1,291,680
		2,505,472
Textile Apparel & Luxury Goods 4.51%
Polo Ralph Lauren Corp.	29,100	1,229,475

Total Consumer Discretionary
(Cost $3,455,061)		3,734,947

Energy 4.06%
Energy Equipment & Services 4.06%
Cameron International Corp.**	50,500	1,107,465

Total Energy
(Cost $977,539)		1,107,465

Financials 14.68%
Capital Markets 5.01%
Invesco Ltd.	98,600	1,366,596

Commercial Banks 5.04%
First Horizon National Corp.	128,026	1,374,997

Insurance 4.63%
Aon Corp.	30,900	1,261,338

Total Financials
(Cost $4,534,718)		4,002,931

Healthcare 12.81%
Biotechnology 7.92%
Cephalon Inc. **	17,900	1,218,990
Vertex Pharmaceuticals Inc.**	32,800	942,344
		2,161,334
Healthcare Equipment & Supplies 4.89%
St. Jude Medical Inc.**	36,700	1,333,311

Total Healthcare
(Cost $3,374,185)		3,494,645

Industrials 13.69%
Airlines 5.03%
Delta Air Lines Inc.**	243,400	1,370,342

Building Products 4.48%
Lennox International Inc.	46,200	1,222,452

Machinery 4.18%
Pentair Inc.	52,600	1,139,842

Total Industrials
(Cost $3,992,961)		3,732,636

Information Technology 31.75%
Communications Equipment 3.89%
F5 Networks Inc.**	50,700	1,062,165

Computers & Peripherals 9.18%
Synaptics Inc.**	45,100	1,206,876
Western Digital Corp.**	67,000	1,295,780
		2,502,656
Electronic Equipment Instruments & Components 3.95%
Dolby Laboratories Inc.**	31,600	1,077,876

Semiconductors & Semiconductor Equipment 14.73%
Broadcom Corp.**	67,300	1,344,653
Lam Research Corp.**	58,800	1,338,876
Marvell Technology Group Ltd. (Bermuda)**	145,600	1,333,696
		4,017,225
Total Information Technology
(Cost $8,444,522)		8,659,922

Materials 4.43%
Chemicals 4.43%
FMC Corp.	28,000	1,207,920

Total Materials
(Cost $1,205,327)		1,207,920

Total Common Stocks
(Cost $25,984,313)		25,940,466

Money Market Mutual Funds 4.52%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	1,231,526	1,231,526

Total Money Market Mutual Funds
(Cost $1,231,526)		1,231,526

Total Investments
(Cost $27,215,839)	99.64%	27,171,992

Other Assets in Excess of Liabilities	0.36%	98,688

Net Assets	100.00%	$27,270,680

Westcore Select Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$25,838,296	94.75%
Bermuda	1,333,696	4.89%
Total Investments	27,171,992	99.64%
Other Assets in Excess of Liabilities	98,688	0.36%
Net Assets	$27,270,680	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

 ** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 98.30%
Basic Materials 3.54%
Forestry & Paper 3.54%
Ball Corp.	24,700	$1,071,980
International Paper Co.	8,500	59,840
		1,131,820
Total Basic Materials
(Cost $1,528,008)		1,131,820

Capital Goods 5.03%
Aerospace & Defense 3.02%
General Dynamics Corp.	8,300	345,197
Raytheon Co.	15,900	619,146
		964,343
Industrial Products 2.01%
ITT Corp.	16,700	642,449

Total Capital Goods
(Cost $1,665,860)		1,606,792

Commercial Services 6.09%
Business Products & Services 3.57%
Quanta Services Inc. **	53,200	1,141,140

IT Services 1.31%
Computer Sciences Corp.**	11,400	419,976

Transaction Processing 1.21%
The Western Union Co.	30,650	385,271

Total Commercial Services
(Cost $2,617,239)		1,946,387

Communications 8.76%
Networking 4.11%
Cisco Systems Inc.**	78,400	1,314,768

Telecomm Equipment & Solutions 4.65%
Nokia Corp. - ADR (Finland)	27,300	318,591
QUALCOMM Inc.	30,000	1,167,300
		1,485,891
Total Communications
(Cost $3,512,822)		2,800,659

Consumer Cyclical 13.07%
Apparel & Footwear Manufacturing 2.72%
Nike Inc. - Class B	18,550	869,810

Clothing & Accessories 1.32%
TJX Companies Inc.	16,500	423,060

Hotels & Gaming 0.95%
Starwood Hotels & Resorts Worldwide Inc.	23,800	302,260

Other Consumer Services 1.21%
Expedia Inc.**	42,500	385,900

Publishing & Media 1.95%
Walt Disney Co.	34,300	622,888

Restaurants 2.90%
Darden Restaurants Inc.	27,100	928,446

Specialty Retail 2.02%
Best Buy Inc.	17,000	645,320

Total Consumer Cyclical
(Cost $5,301,757)		4,177,684

Consumer Staples 7.35%
Consumer Products 3.14%
Colgate-Palmolive Co.	17,000	1,002,660

Food & Agricultural Products 4.21%
Campbell Soup Co.	24,900	681,264
Unilever N.V. (Netherlands)	34,000	666,400
		1,347,664
Total Consumer Staples
(Cost $2,895,601)		2,350,324

Energy 13.15%
Exploration & Production 6.23%
Occidental Petroleum Corp.	21,700	1,207,605
XTO Energy Inc.	25,625	784,638
		1,992,243
Integrated Oils 4.24%
ConocoPhillips	3,500	137,060
Exxon Mobil Corp.	6,600	449,460
Marathon Oil Corp.	29,300	770,297
		1,356,817
Oil Services 2.68%
Transocean Ltd. (Switzerland)**	14,542	855,651

Total Energy
(Cost $3,215,195)		4,204,711

Interest Rate Sensitive 9.86%
Integrated Financial Services 2.69%
JPMorgan Chase & Co.	32,400	861,192

Property Casualty Insurance 2.81%
ACE Ltd. (Switzerland)	14,200	573,680
Travelers Cos Inc.	8,000	325,120
		898,800
Regional Banks 1.25%
The Bank of New York Mellon Corp.	14,100	398,325

Securities & Asset Management 3.11%
Invesco Ltd.	39,200	543,312
State Street Corp.	14,700	452,466
		995,778
Total Interest Rate Sensitive
(Cost $4,612,325)		3,154,095

Medical & Healthcare 12.86%
Medical Technology 2.59%
Zimmer Holdings Inc.**	22,700	828,550

Pharmaceuticals 10.27%
Abbott Laboratories	25,550	1,218,735
Amgen Inc.**	20,000	990,400
Forest Laboratories Inc.**	12,900	283,284
Wyeth	18,400	791,936
		3,284,355
Total Medical & Healthcare
(Cost $4,668,370)		4,112,905

Technology 13.93%
Computer Software 4.00%
Microsoft Corp.	32,600	598,862
Symantec Corp.**	45,500	679,770
		1,278,632
PC's & Servers 4.59%
Dell Inc.**	42,400	401,952
International Business Machines Corp.	11,000	1,065,790
		1,467,742
Semiconductors 5.34%
Altera Corp.	56,500	991,574
Intel Corp.	47,600	716,380
		1,707,954
Total Technology
(Cost $5,163,498)		4,454,328

Transportation 2.30%
Railroads 2.30%
Norfolk Southern Corp.	21,750	734,063

Total Transportation
(Cost $772,650)		734,063

Utilities 2.36%
Regulated Electric 2.36%
PPL Corp.	26,300	755,073

Total Utilities
(Cost $1,231,535)		755,073

Total Common Stocks
(Cost $37,184,860)		31,428,841

Money Market Mutual Funds 1.69%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	542,035	542,035

Total Money Market Mutual Funds
(Cost $542,035)		542,035

Total Investments
(Cost $37,726,895)	99.99%	31,970,876

Other Assets in Excess of Liabilities	0.01%	2,874

Net Assets	100.00%	$31,973,750

Westcore Blue Chip Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$29,556,554	92.44%
Switzerland	1,429,331	4.47%
Netherlands	666,400	2.08%
Finland	318,591	1.00%
Total Investments	31,970,876	99.99%
Other Assets in Excess of Liabilities	2,874	0.01%
Net Assets	$31,973,750	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore Mid-Cap Value Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 98.32%
Basic Materials 4.49%
Other Materials (Rubber & Plastic) 4.49%
Crown Holdings Inc.**	48,350	$1,098,995
Pactiv Corp.**	38,350	559,527
		1,658,522
Total Basic Materials
(Cost $1,216,905)		1,658,522

Capital Goods 1.78%
Electric Equipment 1.78%
General Cable Corp.**	33,200	658,024

Total Capital Goods
(Cost $1,781,300)		658,024

Commercial Services 9.04%
Business Products & Services 3.57%
Quanta Services Inc. **	61,575	1,320,783

Environmental & Pollution Control 2.34%
Waste Connections Inc. **	33,690	865,833

IT Services 1.30%
Affiliated Computer Services Inc.**	10,000	478,900

Transaction Processing 1.83%
Metavante Technologies Inc.**	33,883	676,305

Total Commercial Services
(Cost $3,557,375)		3,341,821

Communications 2.83%
Telecomm Equipment & Solutions 2.83%
Adtran Inc.	32,850	532,499
CommScope Inc.**	45,200	513,472
		1,045,971
Total Communications
(Cost $1,998,738)		1,045,971

Consumer Cyclical 11.35%
Clothing & Accessories 3.22%
Abercrombie & Fitch Co. - Class A	21,800	518,840
TJX Companies Inc.	26,200	671,768
		1,190,608
Department Stores 1.56%
Macy's Inc.	64,900	577,610

Hotels & Gaming 0.88%
Starwood Hotels & Resorts Worldwide Inc.	25,550	324,485

Motor Vehicle Parts 1.30%
Autoliv Inc. (Sweden)	25,800	479,106

Restaurants 2.88%
Darden Restaurants Inc.	31,050	1,063,773

Specialty Retail 1.51%
Tiffany & Co.	25,960	559,698

Total Consumer Cyclical
(Cost $6,787,880)		4,195,280

Consumer Staples 7.32%
Beverages: Non-Alcoholic 1.79%
Pepsi Bottling Group Inc.	29,800	659,772

Food & Agricultural Products 5.53%
Dean Foods Co.**	38,100	688,848
The JM Smucker Co.	17,500	652,225
Tyson Foods Inc. - Class A	74,750	701,903
		2,042,976
Total Consumer Staples
(Cost $3,309,259)		2,702,748

Energy 6.38%
Exploration & Production 3.47%
Denbury Resources Inc.**	23,200	344,752
Forest Oil Corp.**	20,900	274,835
Range Resources Corp.	16,050	660,618
		1,280,205
Oil Services 0.96%
Tidewater Inc.	9,600	356,448

Refining & Marketing 1.95%
Holly Corp.	33,900	718,680

Total Energy
(Cost $2,554,506)		2,355,333

Interest Rate Sensitive 18.07%
Life & Health Insurance 2.76%
Reinsurance Group of America Inc.	31,441	1,018,374

Property Casualty Insurance 5.88%
Assured Guaranty Ltd. (Bermuda)	79,600	538,892
Axis Capital Holdings Ltd. (Bermuda)	27,800	626,612
PartnerRe Ltd. (Bermuda)	16,240	1,008,016
		2,173,520
Regional Banks 1.04%
Zions Bancorporation	39,100	384,353

Securities & Asset Management 5.14%
Affiliated Managers Group Inc.**	16,050	669,446
Invesco Ltd.	88,800	1,230,768
		1,900,214
Thrifts 3.25%
Annaly Capital Management Inc.	86,600	1,201,142

Total Interest Rate Sensitive
(Cost $9,643,664)		6,677,603

Medical & Healthcare 9.40%
Healthcare Services 2.53%
Omnicare Inc.	38,200	935,518

Medical Technology 2.01%
Life Technologies Corp.**	22,830	741,518

Pharmaceuticals 4.86%
Cephalon Inc. **	14,900	1,014,690
Forest Laboratories Inc.**	35,500	779,580
		1,794,270
Total Medical & Healthcare
(Cost $3,473,688)		3,471,306

Real Estate Investment Trusts (REITs) 4.02%
Healthcare 1.33%
Ventas Inc.	21,700	490,637

Hotels 0.73%
Host Hotels & Resorts Inc.	68,700	269,304

Multi-Family Housing 0.91%
Camden Property Trust	15,500	334,490

Office Property 1.05%
Alexandria Real Estate Equities Inc.	10,700	389,480

Total Real Estate Investment Trusts (REITs)
(Cost $3,536,653)		1,483,911

Technology 9.18%
Computer Software 2.73%
Symantec Corp.**	42,800	639,432
Synopsys Inc.**	17,800	368,994
		1,008,426
Electronic Equipment 0.54%
Belden Inc.	16,100	201,411

Semiconductors 3.69%
Altera Corp.	58,780	1,031,589
Integrated Device Technology Inc.**	72,700	330,785
		1,362,374

Technology Resellers & Distributors 2.22%
Ingram Micro Inc. - Class A**	64,750	818,440

Total Technology
(Cost $4,673,898)		3,390,651

Transportation 1.77%
Railroads 0.97%
CSX Corp.	13,900	359,315

Trucking, Shipping & Air Freight 0.80%
Diana Shipping Inc. (Greece)	25,100	295,929

Total Transportation
(Cost $1,056,865)		655,244

Utilities 12.69%
Integrated Gas 2.88%
UGI Corp.	45,155	1,066,110

Regulated Electric 7.87%
CenterPoint Energy Inc.	80,635	841,023
PPL Corp.	35,330	1,014,324
Westar Energy Inc.	60,000	1,051,800
		2,907,147
Regulated Gas 1.94%
NiSource Inc.	73,000	715,400

Total Utilities
(Cost $6,364,131)		4,688,657

Total Common Stocks
(Cost $49,954,862)		36,325,071

Money Market Mutual Funds 1.47%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	542,715	542,715

Total Money Market Mutual Funds
(Cost $542,715)		542,715

Total Investments
(Cost $50,497,577)	99.79%	36,867,786

Other Assets in Excess of Liabilities	0.21%	78,471

Net Assets	100.00%	$36,946,257

Westcore Mid-Cap Value Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$33,919,231	91.81%
Bermuda	2,173,520	5.88%
Sweden	479,106	1.30%
Greece	295,929	0.80%
Total Investments	36,867,786	99.79%
Other Assets in Excess of Liabilities	78,471	0.21%
Net Assets	$36,946,257	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore Small-Cap Opportunity Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 94.78%
Basic Materials 2.71%
Specialty Chemicals 1.70%
NewMarket Corp.	7,450	$330,035

Steel 1.01%
Schnitzer Steel Industries Inc.	6,250	196,188

Total Basic Materials
(Cost $799,706)		526,223

Capital Goods 7.82%
Electrical Equipment 1.75%
General Cable Corp.**	17,095	338,823

Engineering & Construction 3.45%
EMCOR Group Inc.**	24,770	425,301
Integrated Electrical Services Inc.**	26,880	245,146
		670,447
Industrial Products 1.36%
EnPro Industries Inc.**	15,400	263,340

Machinery 1.26%
Columbus McKinnon Corp.**	28,070	244,770

Total Capital Goods
(Cost $2,594,277)		1,517,380

Commercial Services 5.00%
Business Products & Services 1.17%
CRA International Inc.**	12,000	226,560

Environmental & Pollution Control 3.83%
Waste Connections Inc. **	28,910	742,987

Total Commercial Services
(Cost $1,109,160)		969,547

Communications 5.71%
Telecomm Equipment & Solutions 5.71%
CommScope Inc.**	16,240	184,486
Novatel Wireless Inc.**	62,155	349,311
Syniverse Holdings Inc.**	36,400	573,665
		1,107,462
Total Communications
(Cost $1,637,581)		1,107,462

Consumer Cyclical 14.66%
Apparel & Footwear Manufacturers 1.16%
Wolverine World Wide Inc.	14,460	225,287

Clothing & Accessories 9.10%
Aeropostale Inc.**	17,865	474,495
Kenneth Cole Productions Inc.	20,800	132,912
Steven Madden Ltd.**	22,650	425,367
The Cato Corp.	21,900	400,332
The Children's Place Retail Stores Inc.**	15,200	332,728
		1,765,834
Recreation & Leisure 2.77%
Steiner Leisure Ltd.**	11,800	288,038
WMS Industries Inc. **	11,885	248,515
		536,553
Restaurants 1.63%
CEC Entertainment Inc.**	12,200	315,736

Total Consumer Cyclical
(Cost $2,886,892)		2,843,410

Consumer Staples 5.96%
Consumer Products 0.72%
Elizabeth Arden Inc.**	24,010	139,978

Food & Agricultural Products 1.43%
Calavo Growers Inc.	23,120	277,902

Grocery & Convenience 3.81%
Casey's General Stores Inc.	27,720	739,016

Total Consumer Staples
(Cost $1,436,207)		1,156,896

Energy 1.87%
Exploration & Production 0.52%
Carrizo Oil & Gas Inc.**	11,325	100,566

Oil Services 1.35%
Oil States International Inc.**	11,260	151,109
T-3 Energy Services Inc.**	9,340	110,025
		261,134
Total Energy
(Cost $932,404)		361,700

Interest Rate Sensitive 14.97%
Other Banks 3.08%
Boston Private Financial Holdings Inc.	52,850	185,504
First Midwest Bancorp Inc.	21,000	180,390
PacWest Bancorp	16,210	232,289
		598,183
Property Casualty Insurance 6.08%
IPC Holdings Ltd. (Bermuda)	23,460	634,359
Max Capital Group Ltd. (Bermuda)	13,210	227,740
The Hanover Insurance Group Inc.	11,000	317,020
		1,179,119
Securities & Asset Management 1.90%
Piper Jaffray Cos. **	14,285	368,410

Specialty Finance 1.30%
First Cash Financial Services Inc.**	16,860	251,551

Thrifts 2.61%
Anworth Mortgage Asset Corp.	82,700	506,951

Total Interest Rate Sensitive
(Cost $3,545,799)		2,904,214

Medical & Healthcare 12.88%
Healthcare Services 5.87%
Centene Corp.**	22,950	413,558
Kendle International Inc.**	10,000	209,600
LifePoint Hospitals Inc.**	15,000	312,900
Life Sciences Research Inc.**	15,550	111,494
Lincare Holdings Inc.**	4,200	91,560
		1,139,112
Medical Products & Supplies 5.71%
Orthofix Intl. N.V. (Netherlands)**	25,250	467,630
STERIS Corp.	27,520	640,666
		1,108,296
Medical Technology 1.30%
SurModics Inc.**	8,620	157,315
ZOLL Medical Corp.**	6,600	94,776
		252,091
Total Medical & Healthcare
(Cost $3,773,262)		2,499,499

Real Estate Investment Trusts (REITS) 3.82%
Industrial Properties 0.91%
DCT Industrial Trust Inc.	55,300	175,301

Office 0.81%
BioMed Realty Trust Inc.	23,300	157,741

Office Industrial 2.10%
PS Business Parks Inc.	11,065	407,745

Total Real Estate Investment Trusts (REITS)
(Cost $1,143,426)		740,787

Technology 10.29%
Computer Software 4.05%
Manhattan Associates Inc.**	7,100	122,972
Parametric Technology Corp.**	18,700	186,626
SPSS Inc.**	8,300	235,969
Sybase Inc.**	7,950	240,805
		786,372
Electronic Equipment 3.14%
Belden Inc.	24,850	310,874
Rofin-Sinar Technologies Inc.**	18,550	299,026
		609,900
Semiconductor Capital Equipment 2.15%
Advanced Energy Industries Inc.**	35,540	267,616
Veeco Instruments Inc.**	22,260	148,474
		416,090
Semiconductors 0.95%
Integrated Device Technology Inc.**	40,600	184,730

Total Technology
(Cost $3,099,018)		1,997,092

Transportation 3.93%
Trucking, Shipping & Air Freight 3.93%
Marten Transport Ltd.**	23,800	444,584
Tsakos Energy Navigation Ltd. (Greece)	14,500	204,305
Ultrapetrol Bahamas Ltd. (Bahamas)**	41,870	113,049
		761,938
Total Transportation
(Cost $1,299,103)		761,938

Utilities 5.16%
Regulated Electric 1.71%
Westar Energy Inc.	18,930	331,843

Regulated Gas 3.45%
South Jersey Industries Inc.	19,120	669,200

Total Utilities
(Cost $1,053,413)		1,001,043

Total Common Stocks
(Cost $25,310,248)		18,387,191

Money Market Mutual Funds 5.11%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	991,654	991,654

Total Money Market Mutual Funds
(Cost $991,654)		991,654

Total Investments
(Cost $26,301,902)	99.89%	19,378,845

Other Assets in Excess of Liabilities	0.11%	21,918

Net Assets	100.00%	$19,400,763

Westcore Small-Cap Opportunity Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$17,731,762	91.40%
Bermuda	862,099	4.45%
Netherlands	467,630	2.41%
Greece	204,305	1.05%
Bahamas	113,049	0.58%
Total Investments	19,378,845	99.89%
Other Assets in Excess of Liabilities	21,918	0.11%
Net Assets	$19,400,763	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments

Westcore Small-Cap Value Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 96.54%
Basic Materials 4.37%
Forestry & Paper 1.62%
Albany International Corp. - Class A	103,870	$940,024
Temple-Inland Inc.	286,300	1,537,431
		2,477,455
Specialty Chemicals 0.96%
Ceradyne Inc.**	81,400	1,475,782

Steel 1.79%
Schnitzer Steel Industries Inc.	44,200	1,387,438
Worthington Industries Inc.	156,600	1,363,986
		2,751,424
Total Basic Materials
(Cost $11,353,575)		6,704,661

Capital Goods 2.95%
Electrical Equipment 0.49%
LSI Industries Inc.	145,900	754,303

Engineering & Construction 0.87%
Chicago Bridge & Iron Co. N.V. (Netherlands)	213,300	1,337,391

Industrial Products 1.59%
Lincoln Electric Holdings Inc.	71,020	2,250,623
Sauer-Danfoss Inc.	76,333	186,253
		2,436,876
Total Capital Goods
(Cost $8,814,184)		4,528,570

Commercial Services 5.12%
Business Products & Services 5.12%
Brink's Co.	103,900	2,749,194
CDI Corp.	214,435	2,084,308
Ennis Inc.	341,810	3,028,437
		7,861,939
Total Commercial Services
(Cost $13,934,181)		7,861,939

Communications 2.97%
Telecomm Equipment & Solutions 2.97%
Adtran Inc.	280,950	4,554,200

Total Communications
(Cost $5,824,352)		4,554,200

Consumer Cyclical 15.26%
Clothing & Accessories 5.37%
Columbia Sportswear Co.	25,200	753,984
Foot Locker Inc.	286,300	3,000,424
Stage Stores Inc.	445,160	4,487,212
		8,241,620
Consumer Durables 1.89%
Knoll Inc.	243,350	1,491,736
Toro Co.	58,100	1,404,858
		2,896,594
General Merchandise 0.97%
Fred's Inc.	131,900	1,487,832

Hard Goods Retail 1.50%
Aaron Rents Inc.	86,410	2,303,691

Motor Vehicle Parts 0.77%
Autoliv Inc. (Sweden)	63,700	1,182,909

Other Consumer Services 0.47%
Regis Corp.	50,500	729,725

Restaurants 3.17%
Bob Evans Farms Inc.	217,255	4,870,857

Specialty Retail 1.12%
Movado Group Inc.	227,595	1,716,066

Total Consumer Cyclical
(Cost $30,009,494)		23,429,294

Consumer Staples 8.01%
Food & Agriculture Products 2.30%
Lancaster Colony Corp.	85,340	3,539,903

Grocery & Convenience 4.07%
Casey's General Stores Inc.	234,265	6,245,505

Home Products 1.64%
Tupperware Brands Corp.	147,950	2,513,671

Total Consumer Staples
(Cost $13,524,749)		12,299,079

Energy 4.71%
Alternative Energy 1.52%
EnergySolutions Inc.	269,400	2,330,310

Exploration & Production 0.43%
St Mary Land & Exploration Co.	49,100	649,593

Oil Services 0.84%
Tidewater Inc.	34,800	1,292,124

Refining & Marketing 1.92%
Holly Corp.	139,200	2,951,040

Total Energy
(Cost $11,066,718)		7,223,067

Interest Rate Sensitive 24.43%
Life & Health Insurance 2.42%
American Equity Investment Life Holding Co.	448,250	1,864,720
StanCorp Financial Group Inc.	81,400	1,854,292
		3,719,012
Other Banks 6.32%
Central Pacific Financial Corp.	292,600	1,638,560
PacWest Bancorp	171,255	2,454,084
Westamerica Bancorp	72,420	3,299,455
Whitney Holding Corp.	67,400	771,730
Wintrust Financial Corp.	124,700	1,533,810
		9,697,639
Property Casualty Insurance 8.29%
Assured Guaranty Ltd. (Bermuda)	312,060	2,112,646
Max Capital Group Ltd. (Bermuda)	214,165	3,692,205
Platinum Underwriters Holdings Ltd. (Bermuda)	158,675	4,500,022
Safety Insurance Group Inc.	78,000	2,424,240
		12,729,113
Securities & Asset Management 2.09%
SWS Group Inc.	206,450	3,206,169

Specialty Finance 1.47%
Cash America International Inc.	143,660	2,249,716

Thrifts 3.84%
First Niagara Financial Group Inc.	150,200	1,637,180
MFA Financial Inc.	724,640	4,260,883
		5,898,063
Total Interest Rate Sensitive
(Cost $52,330,109)		37,499,712

Medical & Healthcare 9.58%
Healthcare Services 2.95%
Owens & Minor Inc.	136,410	4,519,263

Medical Products & Supplies 6.26%
Cooper Companies Inc.	98,150	2,595,086
Meridian Bioscience Inc.	156,575	2,837,139
STERIS Corp.	179,650	4,182,252
		9,614,477
Pharmaceuticals 0.37%
Biovail Corp. (Canada)	52,200	571,590

Total Medical & Healthcare
(Cost $17,537,297)		14,705,330

Real Estate Investment Trusts (REITs) 4.29%
Apartments 1.30%
American Campus Communities Inc.	115,100	1,998,136

Hotels 1.07%
DiamondRock Hospitality Co.	409,400	1,641,694

Multi-Family 0.67%
Associated Estates Realty Corp.	179,965	1,022,201

Office - Industrial 1.25%
Mack-Cali Realty Corp.	39,300	778,533
Parkway Properties Inc.	111,395	1,147,369
		1,925,902
Total Real Estate Investment Trusts (REITs)
(Cost $12,970,344)		6,587,933

Technology 7.12%
Computer Software 1.69%
Blackbaud Inc.	223,945	2,600,001

Electronic Equipment 4.52%
Belden Inc.	318,500	3,984,435
Park Electrochemical Corp.	171,000	2,954,880
		6,939,315
Semiconductor Cap Equipment 0.91%
Cohu Inc.	192,900	1,388,880

Total Technology
(Cost $22,073,260)		10,928,196

Transportation 1.00%
Trucking, Shipping & Air Freight 1.00%
Arkansas Best Corp.	81,100	1,542,522

Total Transportation
(Cost $2,730,413)		1,542,522

Utilities 6.73%
Regulated Electric 1.39%
UIL Holdings Corp.	95,100	2,122,632

Regulated Gas 5.34%
Northwest Natural Gas Co.	83,660	3,632,517
South Jersey Industries Inc.	130,475	4,566,625
		8,199,142
Total Utilities
(Cost $11,306,498)		10,321,774

Total Common Stocks
(Cost $213,475,174)		148,186,277

Money Market Mutual Funds 8.58%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	13,167,778	13,167,778

Total Money Market Mutual Funds
(Cost $13,167,778)		13,167,778

Total Investments
(Cost $226,642,952)	105.12%	161,354,055

Liabilities in Excess of Other Assets	(5.12%)	(7,857,302)

Net Assets	100.00%	$153,496,753

Westcore Small-Cap Value Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$147,957,292	96.39%
Bermuda	10,304,873	6.72%
Netherlands	1,337,391	0.87%
Sweden	1,182,909	0.77%
Canada	571,590	0.37%
Total Investments	161,354,055	105.12%
Liabilities in Excess of Other Assets	(7,857,302)	(5.12%)
Net Assets	$153,496,753	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore Micro-Cap Opportunity Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 95.54%
Basic Materials 2.45%
Forestry & Paper 0.62%
Buckeye Technologies Inc.**	2,528	$5,385

Non-Ferrous Metals 0.31%
Insteel Industries Inc.	393	2,735

Other Materials (Rubber & Plastic) 0.19%
Myers Industries Inc.	262	1,609

Specialty Chemicals 0.70%
Calgon Carbon Corp.**	252	3,571
Stepan Co.	93	2,539
		6,110
Steel 0.63%
Gibraltar Industries Inc.	416	1,963
Mesabi Trust	243	1,801
Universal Stainless & Alloy Products Inc.**	175	1,692
		5,456
Total Basic Materials
(Cost $43,450)		21,295

Capital Goods 6.37%
Aerospace & Defense Suppliers 2.41%
Applied Signal Technology Inc.	297	6,008
Hawk Corp.**	484	5,590
Herley Industries Inc.**	568	6,794
Integral Systems Inc.**	294	2,528
		20,920
Electrical Equipment 1.33%
AAON Inc.	451	8,172
AZZ Inc.**	127	3,352
		11,524
Engineering & Construction 0.74%
Comfort Systems USA Inc.	619	6,419

Industrial Products 1.70%
Chase Corp.	259	2,409
Flanders Corp. **	1,601	6,468
Graham Corp.	321	2,879
Lydall Inc.**	1,032	3,065
		14,821
Machinery 0.19%
Columbus McKinnon Corp.**	188	1,639

Total Capital Goods
(Cost $77,264)		55,323

Commercial Services 6.80%
Business Products & Services 2.66%
Advisory Board Co.**	206	3,415
Electro Rent Corp.	162	1,562
Ennis Inc.	384	3,402
Jackson Hewitt Tax Service Inc.	324	1,691
MAXIMUS Inc.	183	7,294
S1 Corp.**	1,112	5,727
		23,091
Environmental & Pollution Control 0.77%
Landauer Inc.	131	6,639

IT Services 2.44%
AsiaInfo Holdings Inc. (China)**	501	8,442
iGate Corp.	395	1,280
Infospace Inc.**	922	4,794
NCI Inc.**	257	6,682
		21,198
Transaction Processing 0.93%
Cass Information Systems Inc.	250	8,108

Total Commercial Services
(Cost $67,141)		59,036

Communications 1.79%
Telecomm Equipment & Solutions 0.53%
Symmetricom Inc.**	1,311	4,589

Telecomm Service Providers 1.26%
Atlantic Tele-Network Inc.	306	5,869
USA Mobility Inc.	553	5,093
		10,962
Total Communications
(Cost $16,777)		15,551

Consumer Cyclical 10.23%
Apparel & Footwear Manufacturing 0.52%
Maidenform Brands Inc.**	491	4,498

Clothing & Accessories 0.74%
Charlotte Russe Holding Inc.**	314	2,559
JOS A Bank Clothiers Inc.**	139	3,866
		6,425
Consumer Durables 0.48%
Knoll Inc.	681	4,175

Hard Goods Retail 0.86%
Haverty Furniture Cos. Inc.	714	7,518

Homebuilders & Suppliers 1.18%
American Woodmark Corp.	183	3,214
Cavco Industries Inc.**	84	1,982
M/I Homes Inc.	364	2,545
Skyline Corp.	130	2,471
		10,212
Motor Vehicle Parts 1.54%
ATC Technology Corp.**	407	4,558
Fuel Systems Solutions Inc.**	191	2,575
Tyler Technologies Inc.**	429	6,276
		13,409
Motor Vehicles 0.42%
America's Car-Mart Inc.**	266	3,615

Other Consumer Services 1.16%
Pre-Paid Legal Services Inc.**	135	3,919
Stamps.com Inc.**	635	6,160
		10,079
Recreation & Leisure 0.58%
Steinway Musical Instruments Inc.**	419	5,015

Restaurants 0.25%
The Steak n Shake Co.**	290	2,195

Specialty Retail 2.50%
Franklin Covey Co.**	1,644	7,217
Jo-Ann Stores Inc. **	342	5,588
Monro Muffler Brake Inc.	259	7,078
West Marine Inc.**	337	1,803
		21,686
Total Consumer Cyclical
(Cost $110,951)		88,827

Consumer Staples 3.57%
Beverages: Non-Alcoholic 0.58%
National Beverage Corp.**	554	5,080

Consumer Products 0.81%
Helen of Troy Ltd.**	373	5,129
Medifast Inc.**	472	1,959
		7,088
Drug Stores 0.89%
PetMed Express Inc.**	467	7,696

Food & Agricultural Products 0.63%
Diamond Foods Inc.	195	5,446

Home Products 0.66%
WD-40 Co.	237	5,721

Total Consumer Staples
(Cost $32,083)		31,031

Energy 4.13%
Coal 0.40%
Westmoreland Coal Co.**	487	3,492

Energy Lp/Trusts 0.69%
North European Oil Royalty Trust	230	5,966

Exploration & Production 1.70%
Harvest Natural Resources Inc.**	506	1,715
Panhandle Oil and Gas Inc.	408	6,986
Vaalco Energy Inc.**	1,146	6,062
		14,763
Oil Services 0.51%
ENGlobal Corp.**	586	2,660
Mitcham Industries Inc.**	470	1,791
		4,451
Pipelines 0.83%
Dorchester Minerals L.P.	282	4,605
Furmanite Corp.**	825	2,566
		7,171
Total Energy
(Cost $54,925)		35,843

Interest Rate Sensitive 20.69%
Insurance - Real Estate Brokers 0.33%
Crawford & Co.**	434	2,916

Life & Health Insurance 0.54%
American Equity Investment Life Holding Co.	1,134	4,717

Other Banks 9.18%
First Financial Corp.	187	6,900
First Place Financial Corp.	1,877	6,307
Heartland Financial USA Inc.	440	5,958
Lakeland Bancorp Inc.	801	6,432
Peoples Bancorp Inc.	485	6,295
PremierWest Bancorp	1,486	5,973
Provident Bankshares Corp.	577	4,068
Republic Bancorp Inc.	376	7,020
Simmons First National Corp.	286	7,204
Southside Bancshares Inc.	378	7,144
Sterling Bancorp	625	6,188
Tompkins Financial Corp.	156	6,708
Virginia Commerce Bancorp**	925	3,506
		79,703
Property Casualty Insurance 3.73%
American Physicians Capital Inc.	136	5,565
AMERISAFE Inc.**	415	6,358
Hallmark Financial Services Inc.**	954	6,611
Safety Insurance Group Inc.	225	6,993
Tower Group Inc.	279	6,872
		32,399
Regional Banks 1.17%
BancTrust Financial Group Inc.	779	4,931
Centerstate Banks of Florida Inc.	476	5,241
		10,172
Securities & Asset Management 1.17%
Capital Southwest Corp.	18	1,375
TradeStation Group Inc.**	860	5,676
Westwood Holdings Group Inc.	79	3,088
		10,139
Specialty Finance 0.62%
NorthStar Realty Finance Corp.	2,315	5,371

Thrifts 3.95%
Capstead Mortgage Corp.	647	6,949
Dime Community Bancshares	655	6,144
Flushing Financial Corp.	651	3,919
Great Southern Bancorp Inc.	600	8,406
MainSource Financial Group Inc.	551	4,430
Redwood Trust Inc.	291	4,467
		34,315
Total Interest Rate Sensitive
(Cost $251,943)		179,732

Medical & Healthcare 16.86%
Healthcare Services 5.83%
Alliance HealthCare Services Inc.**	861	5,855
America Service Group Inc.**	513	6,668
American Dental Partners Inc.**	778	5,150
American Physicians Service Group Inc.	303	5,809
Assisted Living Concepts Inc.**	308	4,179
MedCath Corp.**	676	4,915
National Healthcare Corp.	158	6,344
RehabCare Group Inc.**	358	6,244
Sun Healthcare Group Inc.**	644	5,435
		50,599
Medical Products & Supplies 2.12%
Atrion Corp.	78	6,883
CryoLife Inc.**	372	1,927
Invacare Corp.	389	6,236
MWI Veterinary Supply Inc.**	76	2,164
Young Innovations Inc.	80	1,240
		18,450
Medical Technology 1.97%
AngioDynamics Inc.**	123	1,383
Cutera Inc.**	901	5,757
Cyberonics Inc.**	86	1,141
Kensey Nash Corp.**	78	1,659
Vital Images Inc.**	633	7,134
		17,074
Pharmaceuticals 6.94%
Albany Molecular Research Inc.**	561	5,290
Amicus Therapeutics Inc.**	794	7,249
Emergent Biosolutions Inc.**	351	4,742
GTx Inc.**	352	3,724
Hi-Tech Pharmacal Co Inc.**	1,095	6,242
Idera Pharmaceuticals Inc.**	940	6,082
Immunogen Inc.**	626	4,445
Maxygen Inc.**	519	3,529
Nektar Therapeutics**	488	2,630
Neurocrine Bioscineces Inc.**	955	3,390
Salix Pharmaceuticals Ltd.**	857	8,142
VNUS Medical Technologies Inc.**	227	4,828
		60,293
Total Medical & Healthcare
(Cost $184,025)		146,416

Real Estate Investment Trusts (REITs) 1.86%
Hotels 0.34%
Hersha Hospitality Trust	1,569	2,981

Multi-Family 0.48%
Associated Estates Realty Corp.	738	4,192

Regional Malls 1.04%
Ramco-Gershenson Properties Trust	1,393	8,985

Total Real Estate Investment Trusts (REITs)
(Cost $33,591)		16,158

Technology 15.37%
Business Machines 0.83%
Rackable Systems Inc.**	1,768	7,178

Computer Software 5.73%
Keynote Systems Inc.**	425	3,370
Manhattan Associates Inc.**	382	6,616
PC-Tel Inc.	1,113	4,786
Pegasystems Inc.	380	7,057
QAD Inc.	902	2,282
SeaChange International Inc.**	929	5,314
SonicWALL Inc.**	1,559	6,953
SPSS Inc.**	275	7,818
Vignette Corp.**	837	5,591
		49,787
Electronic Equipment 2.53%
American Science & Engineering Inc.	96	5,357
MTS Systems Corp.	107	2,434
Park Electrochemical Corp.	131	2,264
Spectrum Control Inc.**	1,113	7,824
Zygo Corp.**	893	4,099
		21,978
Semiconductor Capital Equipment 1.96%
Advanced Energy Industries Inc.**	899	6,770
Newport Corp.**	1,402	6,197
Ultratech Inc.**	327	4,084
		17,051

Semiconductors 4.32%
Actel Corp.**	639	6,467
CEVA Inc.**	1,077	7,840
Exar Corp.**	758	4,730
IXYS Corp.	489	3,941
Silicon Image Inc.**	1,824	4,378
Supertex Inc.**	173	3,996
Volterra Semiconductor Corp.**	727	6,136
		37,488
Total Technology
(Cost $182,044)		133,482

Transportation 2.85%
Airlines 0.39%
Republic Airways Holdings Inc.**	524	3,396

Trucking, Shipping & Air Freight 2.46%
Dynamex Inc.**	319	4,173
International Shipholding Corp.	227	4,465
Marten Transport Ltd.**	423	7,901
Saia Inc.**	402	4,804
		21,343
Total Transportation
(Cost $31,825)		24,739

Utilities 2.57%
Regulated Electric 1.77%
Central Vermont Public Service Corp.	319	5,519
CH Energy Group Inc.	92	4,315
The Empire District Electric Co.	386	5,573
		15,407
Water Utilities 0.80%
American States Water Co.	191	6,937

Total Utilities
(Cost $24,458)		22,344

Total Common Stocks
(Cost $1,110,477)		829,777

Money Market Mutual Funds 4.15%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 0.526%)(1)	36,032	36,032

Total Money Market Mutual Funds
(Cost $36,032)		36,032

Total Investments
(Cost $1,146,509)	99.69%	865,809

Other Assets in Excess of Liabilities	0.31%	2,653

Net Assets	100.00%	$868,462

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$857,367	98.72%
China	8,442	0.97%
Total Investments	865,809	99.70%
Other Assets in Excess of Liabilities	2,653	0.31%
Net Assets	$868,462	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments

Westcore International Frontier Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 96.00%
Consumer Discretionary 20.24%
Diversified Consumer Services 4.27%
Raffles Education Corp. Ltd. (Singapore)	2,399,400	$591,588
Slater & Gordon Ltd. (Australia)	166,000	174,874
		766,462
Hotels Restaurants & Leisure 3.58%
Domino's Pizza Group Ltd. (United Kingdom)	199,200	642,382

Household Durables 5.08%
Maisons France Confort (France)	38,750	912,800

Leisure Equipment & Products 1.76%
Jumbo S.A. (Greece)	41,800	316,553

Media 4.17%
CTS Eventim AG (Germany)	15,600	451,210
Rightmove PLC (United Kingdom)	79,400	297,918
		749,128
Specialty Retail 1.38%
Point Inc. (Japan)	5,500	248,371

Total Consumer Discretionary
(Cost $4,761,771)		3,635,696

Consumer Staples 0.71%
Food Products 0.71%
Cranswick PLC (United Kingdom)	9,000	74,899
Unicharm Petcare Corp. (Japan)	2,100	53,038
		127,937
Total Consumer Staples
(Cost $133,245)		127,937

Energy 4.59%
Energy Equipment & Services 4.59%
Prosafe Production PLC (Cyprus)**	527,320	823,913

Total Energy
(Cost $1,938,309)		823,913

Financials 14.80%
Capital Markets 7.87%
Azimut Holding S.p.A. (Italy)	83,200	444,646
London Capital Group Holdings PLC (United Kingdom)	236,300	871,368
Nordnet AB (Sweden)	71,500	97,428
		1,413,442
Diversified Financial Services 4.70%
IG Group Holdings PLC (United Kingdom)	336,000	844,893

Real Estate Management & Development 1.02%
Savills PLC (United Kingdom)	54,300	183,678

Thrifts & Mortgage Finance 1.21%
Home Capital Group Inc. (Canada)	11,000	218,028

Total Financials
(Cost $3,860,870)		2,660,041

Healthcare 3.91%
Equipment & Supplies 3.17%
EPS Co. Ltd. (Japan)	29	109,572
Mani Inc. (Japan)	3,400	162,126
Nakanishi Inc. (Japan)	2,100	118,382
Omega Pharma N.V. (Belgium)	8,100	178,267
		568,347
Technology 0.74%
So-net M3 Inc. (Japan)	50	133,404

Total Health Care
(Cost $1,123,591)		701,751

Industrials 40.57%
Air Freight & Logistics 0.32%
Goodpack Ltd. (Singapore)	134,200	58,235

Commercial Services & Supplies 4.80%
En-japan Inc. (Japan)	504	352,344
GST Holdings Ltd. (China-Hong Kong)	205,700	68,207
Mears Group PLC (United Kingdom)	141,400	441,787
		862,338
Construction & Engineering 10.80%
Cardno Ltd. (Australia)	456,300	920,139
Morgan Sindall PLC (United Kingdom)	124,800	1,020,690
		1,940,829
Machinery 9.97%
Aalberts Industries N.V. (Netherlands)	13,400	72,281
Andritz AG (Austria)	31,800	978,501
Duro Felguera S.A. (Spain)	7,000	42,316
Metka S.A. (Greece)	82,800	698,553
		1,791,651
Professional Services 3.69%
SAI Global Ltd. (Australia)	395,500	662,778

Trading Companies & Distributors 10.99%
Diploma PLC (United Kingdom)	511,350	678,679
Indutrade AB (Sweden)	77,100	790,287
KS Energy Services Ltd. (Singapore)	1,024,680	505,283
		1,974,249
Total Industrials
(Cost $10,270,313)		7,290,080

Information Technology 10.33%
Computers & Peripherals 1.99%
Roland DG Corp. (Japan)	29,600	358,244

IT Services 6.16%
D+S europe AG (Germany)**	12,000	126,589
Wirecard AG (Germany)**	146,906	979,804
		1,106,393
Software 2.18%
Kingdee International Software Group Co. Ltd. (China - Hong Kong)	3,030,000	390,937

Total Information Technology
(Cost $2,588,674)		1,855,574

Telecommunication Services 0.85%
Wireless Telecommunication Services 0.85%
Okinawa Cellular Telephone Co. (Japan)	90	153,205

Total Telecommunication Services
(Cost $265,392)		153,205

Total Common Stocks
(Cost $24,942,165)		17,248,197

Money Market Mutual Funds 5.93%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.526%)(1)	1,065,054	1,065,054

Total Money Market Mutual Funds
(Cost $1,065,054)		1,065,054

Total Investments
(Cost $26,007,219)	101.93%	18,313,251

Liabilities in Excess of Other Assets	(1.93%)	(346,024)

Net Assets	100.00%	$17,967,227

Westcore International Frontier Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United Kingdom	$5,056,294	28.14%
Australia	1,757,791	9.78%
Japan	1,688,686	9.40%
Germany	1,557,603	8.67%
Singapore	1,155,106	6.43%
United States	1,065,054	5.93%
Greece	1,015,106	5.65%
Austria	978,501	5.45%
France	912,800	5.08%
Sweden	887,715	4.94%
Cyprus	823,913	4.59%
China-Hong Kong	459,144	2.56%
Italy	444,646	2.47%
Canada	218,028	1.21%
Belgium	178,267	0.99%
Netherlands	72,281	0.40%
Spain	42,316	0.24%
Total Investments	18,313,251	101.93%
Liabilities in Excess of Other Assets	(346,024)	(1.93%)
Net Assets	$17,967,227	100.00%

Please note the country classification is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore Flexible Income Fund as of March 31, 2009 (Unaudited)
	Shares	Market Value
Common Stocks 0.85%
Financial 0.42%
Investment Companies 0.42%
Tortoise Capital Resources Corp.	44,525	$266,260

Total Financial
(Cost $667,875)		266,260

Industrial 0.43%
Autos 0.04%
Dana Holding Corp.**	54,538	25,087

Other Industrial 0.39%
B&G Foods Inc.(1)	22,000	241,780

Total Industrial
(Cost $1,464,261)		266,867

Total Common Stocks
(Cost $2,132,136)		533,127

Convertible Preferred Stocks 1.44%
Utilities & Energy 1.44%
Energy-Non Utility 1.44%
AES Trust III,
6.750%, 10/15/2029	26,100	902,538

Total Utilities & Energy
(Cost $1,140,080)		902,538

Total Convertible Preferred Stocks
(Cost $1,140,080)		902,538

Nonconvertible Preferred Stocks 3.43%
Financial 3.43%
Financial Services 0.54%
First Republic Capital Trust II,
Series B, 8.750%(2)	20,000	337,500

Government Sponsored Entity 0.06%
Federal Home Loan Mortgage Corp.,
8.375%(3)	86,680	39,873

Real Estate Investment Trusts (REIT) 2.83%
Diversified 1.36%
Cousins Properties Inc.:
7.500%	23,300	306,628
7.750%	25,000	340,625
Digital Realty Trust Inc.,
8.500%	11,800	205,792
		853,045

Hotels 0.78%
Hospitality Properties Trust,
Series B, 8.875%	25,000	366,500
Host Hotels & Resorts Inc.,
Series E, 8.875%	6,300	121,275
		487,775
Office Property 0.09%
SL Green Realty Corp.,
Series C, 7.625%	5,600	55,160

Warehouse-Industrial 0.60%
CenterPoint Properties Trust,
5.377%(4)	1,500	381,000

Total Financial
(Cost $6,717,678)		2,154,353

Total Nonconvertible Preferred Stocks
(Cost $6,717,678)		2,154,353

	Principal Amount	Market Value
Corporate Bonds 77.50%
Financial 11.39%
Financial Services 1.44%
Allied Capital Corp.,
6.340%, 10/13/2012(2)(4)	$1,000,000	738,180
Emigrant Capital Trust II,
3.765%, 4/14/2034(2)(5)	500,000	165,946
Finova Capital Corp.,
7.500%, 11/15/2009	7,200	612
		904,738
Insurance 1.85%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,700,000	1,162,135

Savings & Loans 0.85%
Washington Mutual Bank,
5.550%, 6/16/2010(3)	2,000,000	530,000

Real Estate Investment Trusts (REIT) 7.25%
Healthcare 3.37%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,115,000

Hotels 2.72%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	2,325,000	1,708,875

Regional Malls 1.16%
Rouse Co. Inc.,
6.750%, 5/1/2013(2)(3)	2,500,000	725,000

Total Financial
(Cost $11,641,513)		7,145,748

Industrial 44.46%
Airlines 0.71%
American Airlines Pass Through Trust 1999,
Series 99-1, 7.024%, 10/15/2009	265,000	254,400
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(6)	64,447	46,402
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(6)	20,707	15,531
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(4)(6)	34,171	24,603
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(6)	144,438	102,551
		443,487
Autos 2.04%
Dana Corp., Escrow Units,
1/15/2015**(4)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009(3)	1,375,000	27,500
8.250%, 10/15/2033(3)(4)	1,015,000	–
Ford Motor Co.,
9.215%, 9/15/2021	800,000	236,000
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	1,060,000	874,500
8.625%, 12/1/2011	167,000	139,445
		1,277,445
Chemicals 0.28%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	173,141

Healthcare 2.90%
Medco Health Solutions, Inc.,
6.125%, 3/15/2013	1,825,000	1,815,220

Leisure 9.17%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(2)	3,000,000	105,000
Harrah's Operating Co. Inc:
10.750%, 2/1/2016(2)	1,469,000	286,455
10.000%, 12/15/2018(2)	336,000	102,480
Las Vegas Sands Corp.,
6.375%, 2/15/2015	3,400,000	1,615,000
MGM Mirage Resorts Inc.,
7.250%, 8/1/2017	5,000,000	1,825,000
Mohegan Tribal Gaming Authority,
6.875%, 2/15/2015	1,300,000	331,500
Pinnacle Entertainment Inc.,
8.250%, 3/15/2012	875,000	770,000
Premier Ent. Biloxi,
10.750%, 2/1/2012**(4)	250,000	–
Royal Caribbean Cruises Ltd.,
6.875%, 12/1/2013	1,000,000	545,000
Seneca Gaming Corp.,
7.250%, 5/1/2012	100,000	64,375
Station Casinos Inc.,
6.875%, 3/1/2016(3)	1,950,000	107,250
		5,752,060

Metals/Mining 6.27%
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,580,000	1,247,261
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 2/1/2014	1,000,000	980,990
8.375%, 4/1/2017	1,725,000	1,615,150
Novelis Inc.,
7.250%, 2/15/2015	225,000	91,125
		3,934,526
Other Industrial 10.30%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	2,233,000	1,191,864
Amerigas Partners LP,
7.250%, 5/20/2015	1,510,000	1,426,950
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,058,125
Levi Strauss & Co.,
9.750%, 1/15/2015	2,000,000	1,730,000
Winn-Dixie Stores Inc., Escrow Units**	2,150,000	53,750
		6,460,689
Pharmaceuticals 1.33%
Eszopiclone Royalty Sub LLC ,
Series IV, 12.000%, 3/15/2014(2)(4)	908,714	836,017

Telecom & Related 7.81%
American Tower Corp.,
7.500%, 5/1/2012	500,000	505,000
Qwest Capital Funding Inc.,
7.900%, 8/15/2010	2,500,000	2,450,000
Qwest Corp.:
7.500%, 6/15/2023	375,000	285,000
6.875%, 9/15/2033	1,726,000	1,139,160
Rogers Wireless Inc.,
7.500%, 3/15/2015	500,000	518,893
		4,898,053
Transportation 3.65%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	1,000,000	989,306
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	1,399,120	1,301,181
		2,290,487
Total Industrial
(Cost $45,528,351)		27,881,125

Utilities & Energy 21.65%
Energy-Non Utility 20.46%
Forest Oil Corp.,
7.250%, 6/15/2019	2,950,000	2,345,250
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	806,932
Southwestern Energy Co.,
7.500%, 2/1/2018(2)	1,510,000	1,464,700
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	400,000	387,324
7.000%, 3/15/2027	1,850,000	1,597,318
Transcontinental Gas Pipe Line Co. LLC,
6.400%, 4/15/2016	2,100,000	2,052,668
Valero Energy Corp.,
6.125%, 6/15/2017	2,350,000	2,025,127
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	1,540,000	1,434,599
Whiting Petroleum Corp.,
7.000%, 2/1/2014	950,000	717,250
		12,831,168
Utilities 1.19%
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	100,000	102,632
Portland General Electric Co.,
7.875%, 3/15/2010	100,000	100,973
WPD Holdings Inc.,
7.250%, 12/15/2017(2)	600,000	543,894
		747,499
Total Utilities & Energy
(Cost $15,507,387)		13,578,667

Total Corporate Bonds
(Cost $72,677,251)		48,605,540

Asset-Backed Securities, Collateralized Debt Obligations & Mortgage-Backed Securities 8.63%
Asset - Backed Securities 3.78%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 4/15/2015	1,850,000	843,250
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	194,229	176,861
Series 1997-C, Class 2B3, 1.683%, 8/7/2027(5)	1,811,257	1,353,154
		2,373,265

Collateralized Debt Obligations 0.97%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.473%, 2/24/2014(2)(4)(5)(6)	500,000	20,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.900%, 8/28/2012(2)(4)(6)(7)	200,000	27,372
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 6.082%, 12/28/2013(2)(4)(5)(6)	250,000	33,750
Class PS, 6.000%, 12/28/2013(2)(4)(6)(7)	413,450	43,230

Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(2)(4)(6)	300,000	37,500
Class PS, 7.667%, 12/28/2013(2)(4)(6)(7)	1,064,633	94,422
Exeter Street Solar, Class E1, 4.982%, 10/28/2014(2)(4)(5)(6)	418,853	62,828
Fairfield Street Solar, Class F, 6.126%, 12/28/2014(2)(4)(5)(6)	1,087,500	54,375
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(4)(6)(7)	100,000	2,270
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(4)(6)	500,000	100,650
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 3.000%, 7/3/2012**(2)(4)(6)(7)	100,000	22,370
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013(2)(4)(6)(7)	150,000	–
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013(2)(4)(6)(7)	150,000	–
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(4)(6)(7)	750,000	150
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014(2)(4)(6)(7)	500,000	33,200
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(2)(4)(6)(7)	500,000	2,500
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(2)(4)(6)(7)	750,000	3,750
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(4)(6)(7)	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands),
0.000%, 10/15/2015(2)(4)(6)(7)	750,000	117
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(4)(6)(7)	250,000	28,553
Tricadia (Cayman Islands):
Series 2003-1A, Class PS, 0.000%, 12/15/2013(2)(4)(6)(7)	250,000	–
Series 2004-2A, Class C, 5.345%, 12/15/2019(2)(4)(5)	476,923	33,385
		606,422

Commercial Mortgage-Backed Securities 3.88%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(6)	1,500,000	1,387,499
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014(2)(4)(6)	1,000,000	977,810
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(4)	87,611	67,196
		2,432,505

Total Asset-Backed Securities, Collateralized Debt Obligations & Mortgage-Backed Securities
(Cost $15,142,287)		5,412,192

Money Market Mutual Funds 6.39%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.526%)(8)	4,004,868	4,004,868

Total Money Market Mutual Funds
(Cost $4,004,868)		4,004,868

Total Investments
(Cost $101,814,300)	98.24%	61,612,618

Other Assets in Excess of Liabilities	1.76%	1,106,316

Net Assets	100.00%	$62,718,934

Westcore Flexible Income Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$59,571,597	94.98%
Switzerland	1,434,599	2.29%
Cayman Islands	606,422	0.97%
Total Investments	61,612,618	98.24%
Other Assets in Excess of Liabilities	1,106,316	1.76%
Net Assets	$62,718,934	100.00%

Please note the country classification is based on the domicile of the issuer.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.
(1) Each share is an Enhanced Income Security which consists of one share of Class A common stock and one unit ($7.15 principal amount) of a 12.0% senior subordinated note.

(2) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of March 31, 2009, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 6.88% of the Fund's net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Allied Capital Corp.	6.340%	10/13/12	9/21/05	$ 1,000,000	$ 738,180	1.18%
Anthracite CDO Ltd., Series 2004-1A, Class G	3.473%	2/24/14	3/16/04	500,000	20,000	0.03%
Crest Ltd., Series 2003-1A, Class PS	5.900%	8/28/12	4/22/03	140,137	27,372	0.04%
Crest Ltd., Series 2003-2A:
Class E1	6.082%	12/28/13	12/18/03	250,000	33,750	0.05%
Class PS	6.000%	12/28/13	12/18/03	274,001	43,230	0.07%
Crest Ltd. Series 2004-1A:
Class PS	7.667%	12/28/13	10/22/04	501,916	94,422	0.15%
Class H2	7.334%	10/28/14	10/22/04	285,921	37,500	0.06%
Exeter Street Solar, Class E1	4.982%	10/28/14	4/08/04	418,853	62,828	0.10%
Fairfield Street Solar, Class F	6.126%	12/28/14	11/24/04	1,087,500	54,375	0.09%
Emigrant Capital Trust II	3.765%	4/14/34	8/11/04	497,535	165,946	0.26%
Eszoplicone Royalty Sub LLC, Series IV	12.000%	3/15/14	7/29/05	908,714	836,017	1.33%
First Republic Capital Trust II, Series B	8.750%	-	1/30/04	530,000	337,500	0.54%
Fontainbleau Las Vegas Holdings LLC	10.250%	6/15/15	5/24/07	2,669,271	105,000	0.17%
Global Signal Trust, Series 2004-2A, Class G	7.113%	12/15/14	11/18/04	1,000,000	977,810	1.56%
Harrahs Operating Co. Inc.	10.750%	2/1/16	4/9/08	1,265,548	286,455	0.46%
Harrahs Operating Co. Inc.	10.000%	12/15/18	12/26/08	411,563	102,480	0.16%
Indianapolis Power & Light Co.	6.300%	7/1/13	8/6/03	99,955	102,632	0.16%
I-Preferred Term Securities I Ltd.	0.000%	12/4/12	12/4/02	100,000	2,270	0.00%
N-Star Real Estate CDO Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	468,476	100,650	0.16%
Preferred Term Securities VI Ltd.	3.000%	7/3/12	6/26/02	100,000	22,370	0.04%
Preferred Term Securities X Ltd.	0.000%	7/3/13	6/16/03	150,000	-	0.00%
Preferred Term Securities XI Ltd.	0.000%	10/3/13	6/16/03	150,000	-	0.00%
Preferred Term Securities XII Ltd.	0.000%	12/24/13	12/9/03 - 1/7/05	767,297	150	0.00%
Preferred Term Securities XIV Ltd.	0.000%	6/17/14	6/9/04	500,000	33,200	0.05%
Regional Diversified Funding, Series 2004-1	0.000%	2/15/14	2/13/04	482,683	2,500	0.00%
Regional Diversified Funding, Series 2005-1	0.000%	3/15/05	4/12/05	750,000	3,750	0.01%
River North CDO Ltd., Series 2005-1A, Class SUB	0.000%	2/6/14	12/22/04	600,000	6,000	0.01%
Rouse Co. Inc.	6.750%	5/1/13	2/2/07	2,524,806	725,000	1.16%
Soloso Bank Pref 2005	0.000%	10/15/15	8/3/05	744,550	117	0.00%
Southwestern Energy Co.	7.500%	2/1/18	1/11/08	1,527,422	1,464,700	2.34%
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	28,553	0.05%
Times Square Hotel Trust	8.528%	8/1/26	8/9/01	87,611	67,196	0.11%
Tricadia, Series 2003-1A, Class PS	0.000%	12/15/13	1/14/04	241,357	-	0.00%
Tricadia, Series 2004-2A, Class C	5.345%	12/15/19	10/8/04	476,923	33,385	0.05%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03	573,857	543,894	0.87%
				$ 22,335,896	$ 7,059,232	11.26%

(3) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4) This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2009 these securities represented 5.79% of the Fund's net assets.
(5) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(6) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(7) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the Adviser's estimated rate of residual interest as of the reporting date.

(8) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

Westcore Plus Bond Fund as of March 31, 2009 (Unaudited)

	Shares	Market Value
Common Stocks 0.00%*
Industrial 0.00%*
Autos 0.00%*
Dana Holding Corp.**	67,123	$30,877

Total Industrial
(Cost $1,403,828)		30,877

Total Common Stocks
(Cost $1,403,828)		30,877

Nonconvertible Preferred Stocks 0.27%
Financial 0.21%
Financial Services 0.10%
First Tennessee Bank ,
6.103%(1)(2)	1,500	407,813
Goldman Sachs ,
6.200%	40,000	750,000
		1,157,813
Government Sponsored Entity 0.02%
Federal Home Loan Mortgage Corp.,
8.375%(4)	433,796	199,546

Real Estate Investment Trusts (REIT) 0.09%
Apartments 0.01%
Cousins Properties Inc.,
7.500%	14,100	185,556

Warehouse-Industrial 0.08%
CenterPoint Properties Trust,
5.377%(5)	3,900	990,600
		1,176,156

Total Financial
(Cost $17,733,299)		2,533,515

Utilities & Energy 0.06%
Utilities 0.06%
Southern California Edison,
5.349%	9,400	715,575

Total Utilities & Energy
(Cost $940,000)		715,575

Total Nonconvertible Preferred Stocks
(Cost $18,673,299)		3,249,090
	Principal Amount	Market Value
Corporate Bonds 33.46%
Financial 6.15%
Financial Services 1.26%
Allied Capital,
Series B, 6.340%, 10/13/2012(1)(5)	$4,000,000	2,952,720

Charles Schwab Corp.,
8.050%, 3/1/2010	210,000	210,529
Emigrant Capital Trust II,
3.765%, 4/14/2034(1)(2)	850,000	282,107
FIA Card Services NA,
6.625%, 6/15/2012	2,700,000	2,507,865
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	16,792
FMR Corp.,
7.490%, 6/15/2019(1)	5,000,000	4,884,810
Manufacturers & Traders Trust Co.,
2.935%, 4/1/2013(1)(2)	526,000	443,548
Marshall & Ilsley Bank,
2.900%, 8/18/2009	118,182	116,862
Union Bank of California,
5.950%, 5/11/2016	3,000,000	2,153,433
USAA Capital Corp.,
Series MTNB, 4.640%, 12/15/2009(1)	1,500,000	1,498,709
		15,067,375
Insurance 0.80%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,059,490
Fund American Companies Inc.,
5.875%, 5/15/2013	4,375,000	3,362,874
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	1,333,794	1,024,311
Zurich Reinsurance,
7.125%, 10/15/2023	200,000	136,722
		9,583,397
Savings & Loans 0.27%
Washington Mutual Bank
2.969%, 6/16/2010(4)	5,000,000	1,325,000
5.550%, 6/16/2010(4)	7,100,000	1,881,500
		3,206,500
Real Estate Investment Trusts (REIT) 3.82%
Apartments 0.41%
BRE Properties Inc.,
7.450%, 1/15/2011	1,200,000	1,203,298
Colonial Realty LP,
4.750%, 2/1/2010	3,210,000	3,087,224
United Dominion Realty Trust,
Series MTNE, 3.900%, 3/15/2010	625,000	587,826
		4,878,348
Diversified 0.61%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	744,733
Prime Property Funding,
5.600%, 6/15/2011(1)	2,410,000	1,744,789
Vornado Realty LP,
4.750%, 12/1/2010	2,101,000	1,956,596
Washington REIT,
5.250%, 1/15/2014	3,850,000	2,907,324
		7,353,442

Healthcare 0.38%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	375,000	348,493
5.125%, 4/1/2014	3,125,000	2,335,419
Nationwide Health,
6.000%, 5/20/2015	2,000,000	1,524,852
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	293,313
		4,502,077
Hotels 0.19%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	2,260,125

Office Property 0.02%
Boston Properties LP,
5.000%, 6/1/2015	375,000	269,778

Regional Malls 0.78%
Rouse Co.,
8.000%, 4/30/2009 (4)	775,000	224,750
Simon Property Group:
5.250%, 12/1/2016	8,950,000	6,678,945
7.375%, 6/15/2018	2,868,000	2,474,588
		9,378,283
Restaurants 0.07%
Trustreet Properties Inc.,
7.500%, 4/1/2015	850,000	838,443

Shopping Centers 0.87%
Developers Diversified Realty ,
5.375%, 10/15/2012	2,200,000	983,321
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,545,637
5.783%, 3/15/2016	2,000,000	1,306,530
Weingarten Realty Investors:
7.000%, 7/15/2011	550,000	512,403
4.857%, 1/15/2014	2,015,000	1,274,127
6.640%, 7/15/2026	545,000	270,556
Westfield Capital (Australia),
5.700%, 10/1/2016(1)	6,000,000	4,477,908
		10,370,482
Timber 0.16%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	1,972,889

Warehouse-Industrial 0.33%
Prologis Trust:
5.500%, 4/1/2012	4,375,000	2,733,386
7.810%, 2/1/2015	1,000,000	560,524
7.625%, 7/1/2017	1,100,000	646,138
		3,940,048
Total Financial
(Cost $102,040,610)		73,621,187

Industrial 16.14%
Airlines 0.14%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022 (5)	1,854,073	1,657,078

Autos 1.25%
American Honda Finance Corp.,
5.125%, 12/15/2010(1)	3,600,000	3,547,246
BMW US Capital Inc.,
5.730%, 11/1/2015(1)(5)	12,000,000	11,344,680
Dana Corp., Escrow Units,
1/15/2015**(5)	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009(4)	1,000,000	20,000
		14,911,926
Beverages 2.76%
Bottling Group LLC,
6.950%, 3/15/2014	10,000,000	11,387,200
The Coca-Cola Co.,
5.350%, 11/15/2017	10,950,000	11,725,271
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	9,944,964
		33,057,435
Brewery 0.42%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	175,000	169,948
5.050%, 10/15/2016	450,000	405,131
5.500%, 1/15/2018	4,900,000	4,481,825
		5,056,904
Cable & Media 0.96%
AT&T Broadband Corp.,
8.375%, 3/15/2013	2,975,000	3,185,401
Cox Communications Inc.,
7.250%, 11/15/2015	3,000,000	2,880,702
Cox Enterprises Inc.,
7.875%, 9/15/2010(1)	3,000,000	3,036,897
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	2,403,471
		11,506,471
Chemicals 0.09%
Dow Chemical Co.,
6.125%, 2/1/2011	350,000	327,235
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	716,300
		1,043,535
Food 0.41%
Tesco PLC (United Kingdom),
5.500%, 11/15/2017 (1)	5,000,000	4,929,640

Healthcare 1.74%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	1,175,000	1,213,458
Eli Lilly & Co.,
5.500%, 3/15/2027	10,000,000	9,574,960
Medco Health Solutions, Inc.,
6.125%, 3/15/2013	10,075,000	10,021,008
		20,809,426

Leisure 0.27%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(1)	8,220,000	287,700
Harrah's Operating Co. Inc:
10.750%, 2/1/2016 (1)	4,067,000	793,065
10.000%, 12/15/2018 (1)	933,000	284,565
MGM Mirage:
7.625%, 7/15/2013	1,500,000	232,500
7.250%, 8/1/2017	4,050,000	1,478,250
Station Casinos Inc.,
6.875%, 3/1/2016 (4)	2,900,000	159,500
		3,235,580
Metals & Mining 1.15%
BHP Billiton Finance ,
5.000%, 12/15/2010 (Australia)	10,835,000	11,077,899
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	2,800,000	2,621,693
		13,699,592

Other Industrial 3.67%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	645,000	344,269
Amerigas Partners,
7.250%, 5/20/2015	1,250,000	1,181,250
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,306,875
BAE Systems Holdings Inc.,
4.750%, 8/15/2010(1)	1,775,000	1,793,831
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	993,974
Costco Wholesale Corp.,
5.500%, 3/15/2017	2,800,000	2,958,648
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	7,931,117
Levi Strauss & Co.,
9.750%, 1/15/2015	500,000	432,500
Science Applications:
6.250%, 7/1/2012	2,700,000	2,746,254
5.500%, 7/1/2033	1,225,000	927,634
Sweetwater Investors LLC,
5.875%, 5/15/2014(1)	449,848	441,831
Wal-Mart Stores, Inc.:
4.250%, 4/15/2013	3,850,000	4,054,385
7.250%, 6/1/2013	4,000,000	4,615,640
5.800%, 2/15/2018	6,900,000	7,561,868
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(1)	5,400,000	3,676,066
WM Wrigley Jr Co.,
4.650%, 7/15/2015	1,125,000	978,750
		43,944,892
Pharmaceuticals 1.89%
Abbott Laboratories,
5.150%, 11/30/2012	10,125,000	11,011,484
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 3/15/2014(1)(5)	908,714	836,017
GlaxoSmithKline Capital, Inc.,
4.850%, 5/15/2013	10,375,000	10,808,208
		22,655,709

Retail-Drug Stores 0.16%
CVS Caremark Corp.,
5.750%, 6/1/2017	2,000,000	1,954,704

Telecom & Related 0.05%
American Tower Corp.,
7.500%, 5/1/2012	500,000	505,000
Verizon Global ,
4.375%, 6/1/2013	125,000	123,976
		628,976
Transportation 1.18%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,000,000	10,882,366
4.575%, 1/15/2021	1,366,901	1,269,873
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,300,836
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(3)	670,372	670,372
		14,123,447
Total Industrial
(Cost $212,132,184)		193,215,315

Utilities & Energy 11.17%
Energy-Non Utility 7.00%
ConocoPhillips,
8.750%, 5/25/2010	11,000,000	11,767,283
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,639,913
5.650%, 4/15/2020	1,225,000	1,152,312
Duke Energy Carolinas LLC,
5.300%, 10/1/2015	10,150,000	10,505,808
Forest Oil Corp.,
7.250%, 6/15/2019	9,825,000	7,810,875
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	3,458,282
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	1,000,000	1,026,490
7.100%, 3/15/2011	1,000,000	1,003,016
Northern Natural Gas Co.,
5.375%, 10/31/2012(1)	350,000	359,508
Southwestern Energy Co.,
7.500%, 2/1/2018(1)	9,995,000	9,695,150
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	64,756
7.000%, 10/15/2028	9,775,000	8,374,634
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	5,595,964
Valero Energy Corp.,
6.125%, 6/15/2017	3,175,000	2,736,075
Weatherford International, Ltd. (Switzerland),
5.150%, 3/15/2013	8,485,000	7,904,270
Whiting Petroleum Corp.,
7.000%, 2/1/2014	1,000,000	755,000
XTO Energy, Inc.,
4.625%, 6/15/2013	10,300,000	9,985,922
		83,835,258

Utilities 4.17%
Centerpoint Energy Inc.,
Series B, 7.250%, 9/1/2010	2,350,000	2,356,648
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	5,275,000	5,059,801
FPL Group Capital Inc.:
5.625%, 9/1/2011	3,175,000	3,376,593
6.350%, 10/1/2066	3,900,000	2,811,826
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	806,367
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(1)	400,000	410,526
Midamerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	207,870
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	8,728,916
Series R, 6.750%, 7/1/2037	2,850,000	2,416,156
Oncor Electric Delivery Co.,
7.000%, 9/1/2022	10,577,000	9,894,888
Pacific Gas & Electric,
4.800%, 3/1/2014	700,000	704,780
Pacificorp,
6.900%, 11/15/2011	2,107,000	2,244,893
Portland General Electric,
7.875%, 3/15/2010	200,000	201,946
Power Contract Financing LLC,
6.256%, 2/1/2010(1)	69,375	67,646
Power Receivables Finance LLC,
6.290%, 1/1/2012(1)	45,920	44,969
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	2,883,600
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	3,633,191
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(1)	254,047	197,721
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(1)	222,691	174,627
Westar Energy Inc.,
5.100%, 7/15/2020	3,265,000	2,865,531
WPD Holdings,
7.250%, 12/15/2017(1)	875,000	793,179
		49,881,674
Total Utilities & Energy
(Cost $144,696,551)		133,716,932

Total Corporate Bonds
(Cost $458,869,345)		400,553,434

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 35.82%
Asset - Backed Securities 3.96%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	3,121,935	3,069,992
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	500,000	376,223
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	1,000,000	754,104
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	494,630

Bear Stearns Co.,
Series 2003-7, Class 4A, 4.915%, 10/25/2033(2)	204,302	176,845
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 1/18/2011	743,682	747,972
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	5,056,004	5,171,069
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 6/1/2031(1)	344,188	344,728
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(3)	269,456	218,180
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(3)	274,898	287,030
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 9/15/2010	3,000,000	2,938,356
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class B, 5.370%, 1/15/2011(3)	1,000,000	674,702
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	1,595,339
Honda Auto Receivables Owner Trust,
Series 2007-2, Class A3, 5.460%, 5/23/2011	9,666,514	9,813,203
John Deere Owner Trust,
Series 2008-A, Class A3, 4.400%, 4/15/2011 (3)	10,150,000	9,918,346
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(1)(3)	404,670	332,363
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 3.992%, 4/25/2034(2)	147,249	122,431
Vanderbilt Mortgage and Finance Inc.,
Series 1997-B, Class 2B3, 1.683%, 7/7/2013 (2)	4,043,068	3,121,196
Series 1997-C, Class 2B3, 1.683%, 8/7/2027 (2)	3,464,934	2,588,583
Series 2002-B, Class B1, 5.850%, 4/7/2018	284,869	259,396
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 3.620%, 4/25/2033 (2)	46,243	26,945
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.710%, 12/25/2033	779,215	643,947
Series 2004-O, Class A1, 4.897%, 8/25/2034	4,070,595	3,473,496
Series 2004-E, Class A1, 4.869%, 11/25/2039	284,148	233,627
		47,382,703

Collateralized Debt Obligations 0.06%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.473%, 2/24/2014(1)(2)(3)(5)	500,000	20,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(3)(5)(6)	800,000	109,488
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(1)(3)(5)(6)	620,174	64,845
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(1)(3)(5)	750,000	93,750
Fairfield Street Solar, Class F, 6.126%, 12/28/2014(1)(3)(5)	1,000,000	50,000
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012(1)(3)(5)(6)	150,000	3,405
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(5)	600,000	120,780
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 3.000%, 7/3/2012(1)(3)(5)(6)	250,000	55,925
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013(1)(3)(5)(6)	350,000	–
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Mezzanine Note, 2.916%, 9/24/2033(1)(2)(5)	500,000	54,915

Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013(1)(3)(5)(6)	350,000	–
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013(1)(3)(5)(6)	500,000	100
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014(1)(3)(5)(6)	500,000	5,700
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014(1)(3)(5)(6)	500,000	33,200
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014(1)(3)(5)(6)	500,000	2,500
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(5)(6)	750,000	3,750
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(5)(6)	800,000	8,000
Soloso Bank Pref (Cayman Islands),
0.000%, 10/15/2015(1)(3)(5)(6)	750,000	117
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(1)(3)(5)(6)	250,000	28,553
Tricadia (Cayman Islands),
Series 2003-1, Class PS, 0.000%, 12/15/2013(1)(3)(5)(6)	250,000	–
Tricadia (Cayman Islands),
Series 2004-2A, Class C, 5.345%, 12/15/2019(1)(2)(5)	476,923	33,385
		688,413

Collateralized Mortgage Obligations 0.08%
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	321,743	246,384
Series 2005-8, Class A14, 5.500%, 9/25/2035	1,000,000	699,425
		945,809

Commercial Mortgage-Backed Securities 2.10%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(3)	8,500,000	7,862,500
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014(1)(3)(5)	1,225,000	1,197,817
Series 2006-1, Class A2, 5.450%, 2/15/2011 (1)(3)	5,000,000	4,675,000
Series 2006-1, Class E, 6.495%, 2/15/2011(1)(3)	1,000,000	915,000
SBA CMBS Trust:
Series 2005-1A, Class A, 5.369%, 11/15/2035 (1)	3,360,000	3,158,400
Series 2006-1A, Class A, 5.314%, 11/15/2036(1)	4,570,000	4,181,550
Series 2006-1A, Class C, 5.559%, 11/15/2036(1)	3,300,000	2,904,000
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(5)	372,344	285,581
		25,179,848

Agency Mortgage-Backed Securities 29.62%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024	175,062	184,801
Pool #781804, 5.058%, 7/1/2034	2,431,508	2,502,418
Pool #781811, 5.123%, 7/1/2034(2)	1,116,021	1,150,818
Pool #781958, 5.076%, 9/1/2034	3,107,757	3,201,291
Gold Pool #G08061, 5.500%, 6/1/2035	1,414,533	1,471,184
Gold Pool #G01960, 5.000%, 12/1/2035	6,937,242	7,173,878
Gold Pool #A41748, 5.000%, 1/1/2036	8,798,051	9,098,161
Gold Pool #A42128, 5.500%, 1/1/2036	13,182,894	13,710,856
Gold Pool #G02064, 5.000%, 2/1/2036	11,365,425	11,753,111
Gold Pool #G02386, 6.000%, 11/1/2036	24,577,416	25,730,687
Pool #1G1317, 5.985%, 11/1/2036	17,917,555	18,636,281
Gold Pool #G03189, 6.500%, 9/1/2037	37,344,950	39,420,882

FNMA:
Pool #703703, 5.060%, 1/1/2033 (2)	76,983	78,863
Pool #555717, 4.342%, 8/1/2033 (2)	279,456	282,808
Pool #779610, 4.978%, 6/1/2034	375,440	385,720
Pool #725705, 5.000%, 8/1/2034	2,891,889	2,991,873
Pool #809893, 5.059%, 3/1/2035	1,602,563	1,650,976
Pool #809894, 4.863%, 3/1/2035	1,654,926	1,692,573
Pool #255706, 5.500%, 5/1/2035	15,976,656	16,619,461
Pool #836496, 5.000%, 10/1/2035	13,820,315	14,294,310
Pool #735897, 5.500%, 10/1/2035	8,476,252	8,817,286
Pool #850582, 5.500%, 1/1/2036	4,925,447	5,123,617
Pool #845471, 5.000%, 5/1/2036	1,419,369	1,451,025
Pool #190377, 5.000%, 11/1/2036	17,663,197	18,268,991
Pool #888405, 5.000%, 12/1/2036	4,328,450	4,476,902
Pool #907772, 6.000%, 12/1/2036	10,713,512	11,150,945
Pool #256526, 6.000%, 12/1/2036	29,689,121	30,901,328
Pool #910881, 5.000%, 2/1/2037	13,291,633	13,588,076
Series 2008-, 6.000%, 2/1/2038	21,870,738	22,871,849
Series 2008-, 5.500%, 4/1/2038	48,653,473	50,555,045
GNMA:
Pool #780019, 9.500%, 12/15/2009	3,916	3,944
Pool #550656, 5.000%, 9/15/2035	2,116,124	2,201,210
Pool #658568, 5.000%, 8/15/2036	308,241	320,442
Pool #609003, 5.000%, 8/15/2036	8,759,149	9,105,862
Pool #658056, 5.000%, 8/15/2036	3,616,450	3,759,600
		354,627,074

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $428,209,832)		428,823,847

U.S. Government & Agency Obligations 22.99%
FDIC Guaranteed:
The Goldman Sachs Group, Inc.,
3.250%, 6/15/2012	3,090,000	3,228,151
FHLMC,
4.750%, 11/17/2015	60,825,000	67,461,798
FNMA:
3.375%, 5/19/2011	60,525,000	63,067,776
8.200%, 3/10/2016	55,000	71,576
U.S. Treasury Bond:
4.750%, 8/15/2017	20,000,000	23,406,260
3.500%, 2/15/2018	9,000,000	9,664,461
4.000%, 8/15/2018	2,140,000	2,379,415
6.000%, 2/15/2026	13,000,000	17,131,569
5.500%, 8/15/2028	14,000,000	17,688,132
4.375%, 2/15/2038	10,200,000	11,618,443
U.S. Treasury Note:
4.500%, 2/28/2011	31,000,000	33,183,329
3.125%, 8/31/2013	24,610,000	26,365,407
Total U.S. Government & Agency Obligations
(Cost $259,433,601)		275,266,317

Money Market Mutual Funds 6.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.526%)(7)	82,121,405	82,121,405

Total Money Market Mutual Funds
(Cost $82,121,405)		82,121,405

Total Investments
(Cost $1,248,711,310)	99.40%	1,190,044,970

Other Assets in Excess of Liabilities	0.60%	7,237,059

Net Assets	100.00%	$1,197,282,029

Westcore Plus Bond Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$ 1,146,132,352	95.73%
Australia	15,555,807	1.30%
Netherlands	11,158,422	0.93%
Switzerland	7,904,270	0.66%
United Kingdom	4,929,640	0.41%
Canada	3,676,066	0.31%
Cayman Islands	688,413	0.06%
Total Investments	1,190,044,970	99.40%
Other Assets in Excess of Liabilities	7,237,059	0.60%
Net Assets	$1,197,282,029	100.00%

Please note the country classification is based on the domicile of the issuer.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

* Less than 0.005% of net assets.
** Non-income producing security.

(1) This security is restricted.  The following table provides additional information regarding each security.  Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.  Please note that as of March 31, 2009, the Adviser, under the supervision of the Board of Trustees, has determined a liquid trading market exists for 5.06% of the Fund's net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Allied Capital Corp., Series B	6.340%	10/13/12	9/21/05	$ 4,000,000	$ 2,952,720	0.25%
American Honda Finance Corp.	5.125%	12/15/10	12/12/05	3,598,184	3,547,246	0.30%
Anthracite CDO Ltd., Series 2004-1A, Class G	3.473%	2/24/14	3/16/04	500,000	20,000	0.00%
BAE Systems Holdings Inc.	4.750%	8/15/10	7/20/05	1,770,285	1,793,831	0.15%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	11,344,680	0.95%
Community Reinvestment Revenue Notes, Series 2006-18, Class A2	5.730%	6/1/31	6/13/06	344,188	344,728	0.03%
Cox Enterprises Inc.	7.875%	915/10	8/19/04	3,096,521	3,036,897	0.25%
Crest Ltd. Series 2003-1A, Class PS	8.500%	8/28/12	4/22/03	562,366	109,488	0.01%
Crest Ltd. Series 2003-2A, Class PS	6.000%	12/28/13	12/18/03	410,999	64,845	0.01%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	714,801	93,750	0.01%
Fairfield Street Solar, Class F	6.126%	12/28/14	11/24/04	1,000,000	50,000	0.00%
Emigrant Capital Trust II	3.765%	4/14/34	8/11/04	845,809	282,107	0.02%
Eszoplicone Royalty Sub LLC, Series IV	12.000%	3/15/14	7/29/05	908,714	836,017	0.07%
First Tennessee Bank	6.103%	-	6/16/06	1,500,000	407,813	0.03%
FMR LLC	7.490%	6/1519	3/6/07	5,799,606	4,884,810	0.41%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	5/24/07	7,357,262	287,700	0.02%
Global Signal Trust, Series 2004-2A, Class G	7.113%	12/15/14	11/18/04	1,225,000	1,197,817	0.10%
Global Signal Trust, Series 2006-1:
Class A2	5.450%	12/15/11	1/28/09	4,713,216	4,675,000	0.39%
Class E	6.495%	2/15/36	1/22/04	1,000,000	915,000	0.08%
Harrah's Operating Co. Inc	10.750%	2/1/16	4/9/08	3,125,120	793,065	0.07%
Harrah's Operating Co. Inc	10.000%	12/15/18	12/26/08	1,016,726	284,565	0.02%
Indianapolis Power & Light Co.	6.300%	7/1/13	8/6/03	401,943	410,526	0.03%
I-Preferred Term Securities I Ltd.	0.000%	12/4/12	12/4/02	150,000	3,405	0.00%
Manufacturers & Traders Trust Co.	2.935%	4/1/13	6/26/06	523,382	443,548	0.04%
Marriot Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	404,664	332,363	0.03%
Northern Natural Gas Corp.	5.375%	10/31/12	10/15/02	349,796	359,508	0.03%
N-Star Real Estate CDO Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	562,171	120,780	0.01%
Power Contract Financing LLC	6.256%	2/1/10	7/31/03	69,326	67,646	0.01%
Power Receivables Finance LLC	6.290%	1/1/12	9/30/03	45,915	44,969	0.00%
Preferred Term Securities VI Ltd.	3.000%	7/3/12	6/26/02	250,000	55,925	0.00%
Preferred Term Securities X Ltd.	0.000%	7/3/13	6/16/03	350,000	-	0.00%
Preferred Term Securities XI B-3 Ltd.	2.916%	9/24/33	6/2/05	502,905	54,915	0.00%
Preferred Term Securities XI Ltd.	0.000%	10/3/13	6/16/03	350,000	-	0.00%
Preferred Term Securities XII Ltd.	0.000%	12/24/13	12/9/03 - 1/7/05	508,648	100	0.00%
Preferred Term Securities XIII Ltd.	0.000%	3/24/14	3/9/04	500,000	5,700	0.00%
Preferred Term Securities XIV Ltd.	0.000%	6/17/14	6/9/04	500,000	33,200	0.00%
Prime Property Funding	5.600%	6/15/11	11/2/05	2,421,731	1,744,789	0.15%
Regional Diversified Funding, Series 2004-1	0.000%	2/15/14	2/13/04	482,689	2,500	0.00%
Regional Diversified Funding, Series 2005-1	0.000%	3/15/15	4/12/05	750,000	3,750	0.00%
River North CDO Ltd, Series 2005-1A, Class SUB	0.000%	2/6/14	12/22/04	800,000	8,000	0.00%
SBA CMBS Trust, Series 2005-1A, Class A	5.369%	11/15/35	1/5/09	2,958,102	3,158,400	0.26%
SBA CMBS Trust, Series 2006-1A:
Class A	5.314%	11/15/36	10/30/06	4,575,750	4,181,550	0.35%
Class C	5.559%	11/15/36	10/30/06	3,315,459	2,904,000	0.24%
Soloso Bank Pref	0.000%	10/15/15	8/3/05	744,544	117	0.00%
Southwestern Energy Co.	7.500%	2/1/18	1/11/08	10,131,776	9,695,150	0.81%
Sweetwater Investors LLC	5.875%	5/15/14	5/13/05	451,749	441,831	0.04%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03	256,618	197,721	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	5/4/04	222,558	174,627	0.01%
Tesco PLC	5.500%	11/15/17	10/29/07	4,981,236	4,929,640	0.41%
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	11/6/03	250,000	28,553	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/9/01	372,344	285,581	0.02%
Tricadia, Series 2003-1A, Class PS	0.000%	12/15/13	1/14/04	241,361	-	0.00%
Tricadia, Series 2004-2A, Class C	5.345%	12/15/19	10/8/04	476,923	33,385	0.00%
USAA Capital Corp., Series MTNB	4.640%	12/15/09	12/15/05	1,486,412	1,498,709	0.13%
Westfield Capital	5.700%	10/1/16	10/26/04	5,989,086	4,477,908	0.37%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06	5,040,786	3,676,066	0.31%
WPD Holdings	7.250%	12/15/17	10/15/03	856,589	793,179	0.07%
				$ 107,763,260	$ 78,090,120	6.52%

(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(4) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(5) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.  As of March 31, 2009, these securities represented 1.67% of the Fund's net assets.

(6) This security represents a junior tranche whereby the holder is entitled  to all residual interest, if any, which can vary. The rate listed is the Adviser's estimated rate of residual interest as of the reporting date.

(7) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments

Westcore Colorado Tax-Exempt Fund as of March 31, 2009 (Unaudited)
	Principal Amount	Market Value
Certificates of Participation 14.87%
Adams 12 Five Star Schools, Certificate of Participation,
4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	$ 600,000	$ 546,582
Adams County, Certificate of Participation,
5.000%, 12/1/2025, Optional 12/1/2018 @ 100.00	1,200,000	1,217,375
City of Thornton, Certificate of Participation,
4.000%, 12/1/2022, AMBAC	250,000	221,245
Colorado Springs School District No. 11 Facilities Corporation, Certificate of Participation,
1.500%, 12/1/2017, FSA	2,000,000	2,000,000
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015, MBIA	700,000	755,223
Denver City & County, Certificate of Participation, Denver Botanic Garden,
5.250%, 12/1/2024, Optional 12/1/2018	625,000	655,863
Eagle County, Certificate of Participation, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	529,090
El Paso County, Certificates of Participation, Detention Facility Project:
5.375%, 12/1/2019, Optional 12/1/2012 @ 100.00, AMBAC	500,000	518,000
5.375%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	1,000,000	1,031,550
Fort Collins, Certificate of Participation,
5.375%, 6/1/2023, Optional 6/1/2014, AMBAC	1,000,000	1,047,810
Northern Colorado Water Conservancy District, Certificate of Participation,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, MBIA	510,000	537,800
Pueblo Co., Certificate of Participation, Police Complex Project,
5.500%, 8/15/2018, Assured Guaranty	500,000	541,820
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	620,298
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,004,120
University of Colorado Certificate of Participation,
5.000%, 6/1/2023, Optional 6/1/2013 @ 100.00, AMBAC, Prerefunded 6/1/2013 @ 100.00	150,000	168,197

Total Certificates of Participation
(Cost $11,267,762)		11,394,973

General Obligation Bonds 33.16%
County-City-Special District-School District 33.16%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	308,178
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,379,549
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,083,362
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA	500,000	553,000
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,043,680

Arapahoe County School District No 6 Littleton,
5.250%, 12/1/2021, Optional 12/1/2012 @ 100.00, MBIA-RE FGIC	500,000	528,035
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Optional 12/1/2012 @ 100.00, NAT'L - RE FGIC	750,000	759,398
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	125,000	130,756
Boulder & Gilpin Counties, Boulder Valley School District Re-2,
5.125%, 12/1/2017, Optional 12/1/2009 @ 100.00	300,000	304,467
Boulder County Open Space Capital Improvement Tr Fd,
5.400%, 8/15/2015, Prerefunded 8/15/2010 @ 100.00	500,000	533,325
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	250,000	276,275
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	790,538
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	578,890
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	125,000	132,506
Denver City & County School District No 1,
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00(2)	1,500,000	1,557,344
Denver West Metropolitan District:
4.050%, 12/1/2013	500,000	505,060
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	140,000	106,915
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA	500,000	556,320
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA	1,000,000	1,112,640
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025, Optional 12/1/2015 @ 100.00, RADIAN	400,000	295,208
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,12/1/2009 @ 101.00, FGIC	290,000	298,001
5.250%, 12/1/2015, Prerefunded 12/1/2009 @ 101.00, FGIC	710,000	739,692
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, FSA	1,000,000	1,022,280
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, MBIA	250,000	266,000
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, MBIA	250,000	256,623
El Paso County School District 12,
5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	1,000,000	1,103,390
Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	115,000	123,526
Fraser Valley, Metropolitan Recreation District,
5.000%, 12/1/2025, Optional 12/1/2017 @ 100.00	500,000	508,050
Garfield County, Garfield School District Re-2 ,
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, FSA	250,000	255,408
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, FSA	500,000	532,310
Gunnison Watershed School District No Re 1J,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,061,400
Jefferson County School District R-1:
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	1,000,000	1,032,950
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, FSA	500,000	528,140

La Plata County School District 9-R,
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, MBIA	125,000	142,111
Larimer County, Poudre School District R-1,
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	1,000,000	1,087,610
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	206,645
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	525,000	553,781
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, MBIA	300,000	314,739
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, MBIA	1,000,000	1,030,730
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	340,000	365,208
Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	150,000	165,674
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	241,907
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, FGIC	165,000	172,727
Rio Blanco County School District No Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	624,410
Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, MBIA	200,000	231,116

Total General Obligation Bonds
(Cost $24,739,715)		25,399,874

Revenue Bonds 45.50%
Airports 1.83%
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,042,230
Walker Field CO Public Airport Authority,
5.000%, 12/1/2022, Optional 12/1/2017	500,000	363,325
		1,405,555

General 2.34%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,042,080
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/1/2017, Average Life 9/1/2014	250,000	189,943
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, Assured Guaranty	500,000	557,755
		1,789,778

Higher Education 7.88%
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	500,000	469,190
Colorado Educational & Cultural Facilities Authority, University of Denver,
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA - RE FGIC	300,000	309,105
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	85,000	88,669
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	479,606
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, FGIC	500,000	523,355

Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	580,240
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	660,000	681,251
Fort Lewis College Board,
4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, FGIC	500,000	451,725
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Optional 11/15/2017 @ 100.00	250,000	267,350
University of Colorado Enterprise Systems Revenue Series A,
5.100%, 6/1/2016, Optional 6/1/2011 @ 100.00	150,000	156,956
5.375%, 6/1/2026, Optional 6/1/2011 @ 100.00	325,000	329,703
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2015 @ 100.00, FGIC	150,000	169,802
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, FGIC	750,000	763,874
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	500,000	516,830
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00 AMBAC	250,000	251,968
		6,039,624

Medical 12.87%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	471,210
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, FSA	1,000,000	1,043,549
Colorado Health Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/1/2019, Prerefunded 12/1/2009 @ 101.00, FSA	500,000	521,290
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	1,000,000	815,140
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Optional, Unrefunded portion, 11/15/2016 @ 100.00	155,000	149,259
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	398,641
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.250%, 9/1/2021, Optional 9/1/2011 @ 100.00	500,000	549,740
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	382,165
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	446,900
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	400,000	339,100
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2010	205,000	206,685
5.000%, 9/1/2011	210,000	210,985
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	396,702
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	364,815
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2010	200,000	201,516
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	440,000	385,937
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/5/2017 @ 100.00	250,000	189,005
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	700,000	544,348

Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	500,000	430,270
5.000%, 12/1/2020, Optional 12/1/2016	500,000	413,790
University of Colorado Hospital Authority:
5.250%, 11/15/2022, Optional 11/15/2009 @ 100.00, AMBAC	1,000,000	903,270
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	445,000	493,336
		9,857,653

Other 0.27%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, MBIA	200,000	203,258

Special Tax 11.75%
Aspen Colorado Sales Tax,
5.000%, 11/1/2010, Prerefunded 11/1/2009 @ 100.00	120,000	123,097
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	106,821
4.250%, 12/1/2014	125,000	118,614
4.375%, 12/1/2015	125,000	116,693
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	533,374
Colorado Department of Transportation,
4.200%, 6/15/2009, MBIA	225,000	226,582
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016, Optional 12/1/2010 @ 100.00, RADIAN, Prerefunded 12/1/2010 @ 100.00	125,000	134,729
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, FGIC	500,000	526,855
5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	200,000	204,798
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	150,000	152,040
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	144,673
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	506,145
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	169,800
Denver City & County Golf Enterprise:
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	320,065
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	445,875
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	500,000	511,230
Durango Colorado Sales & Use Tax,
5.500%, 12/1/2016, Optional 12/1/2009 @ 100.00, FGIC	200,000	206,632
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, MBIA	390,000	418,454
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, MBIA	390,000	407,710
Greeley, Weld County Sales & Use Tax,
5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, MBIA	500,000	532,635
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/1/2012, Optional 11/1/2009 @ 100.00, FGIC, Prerefunded 11/1/2009 @ 100.00	500,000	510,465
5.000%, 11/1/2019, Optional 11/1/2009 @ 100.00, FGIC, Prerefunded 11/1/2009 @ 100.00	100,000	100,991
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	300,000	322,854
Northwest Parkway Public Highway Authority Revenue,
zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, Optional 6/15/2016 @ 100.00, FSA, Prerefunded 6/15/2016 @ 100.00	960,000	976,780

Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	100,607
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	320,658
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	500,000	527,280
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	220,000	233,774
		9,000,231

Utility 8.56%
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	1,000,000	930,009
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	125,000	134,370
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, MBIA	500,000	524,680
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, MBIA	125,000	123,878
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	530,680
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, MBIA	500,000	460,085
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	265,000	274,776
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	235,000	252,630
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	585,655
Fort Collins Colorado Waste Water Utility Enterprise,
5.000%, 12/1/2026	1,000,000	1,041,950
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	250,000	258,400
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/1/2009, Optional 12/1/2008 @ 100.00, FSA	500,000	500,180
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA	150,000	156,654
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	120,000	123,163
5.100%, 1/1/2019, Optional 1/1/2009 @ 102.00, AMBAC	150,000	133,247
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	500,000	528,975
		6,559,332

Total Revenue Bonds
(Cost $36,252,937)		34,855,431

Money Market Mutual Funds 8.39%
Bank of New York Cash Reserve Fund (7 day Yield 0.150%)(1)	1,546,380	1,546,380
Fidelity Institutional Money Market Tax Exempt Fund - Class I (7 day Yield 0.419%)(1)	4,880,090	4,880,090

Total Money Market Mutual Funds
(Cost $6,426,470)		6,426,470

Total Investments
(Cost $78,686,884)	101.92%	78,076,748

Liabilities in Excess of Other Assets	(1.92%)	(1,471,588)

Net Assets	100.00%	$76,605,160

Westcore Colorado Tax-Exempt Fund
Country Breakdown as of March 31, 2009 (Unaudited)
Country	Market Value	%
United States	$78,076,748	101.92%
Total Investments	78,076,748	101.92%
Liabilities in Excess of Other Assets	(1,471,588)	(1.92%)
Net Assets	$76,605,160	100.00%

Please note the country classification is based on the domicile of the issuer.

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Investment classifications are unaudited.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.
(2) When-Issued Security. Cash equivalents are segregated equal to the purchase price.

See Notes to Quarterly Statements of Investments.

WESTCORE FUNDS

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS March 31, 2009 (Unaudited)

1. Significant Accounting Policies

    Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

    The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

    The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares.

    All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

    Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.  Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

    Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

    Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

    Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

   Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2009, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

    The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end.

    As of March 31, 2009, the International Frontier Fund had no outstanding foreign currency contracts.

    Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended March 31, 2009.

    When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

    Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund
As of March 31, 2009
Gross appreciation (excess of value over tax cost)	$7,032,303	$4,546,489
Gross depreciation (excess of tax cost over value)	(19,645,407)	(15,410,696)
Net unrealized (depreciation)	$(12,613,104)	$(10,864,207)
Cost of investments for income tax purposes	$128,600,399	$95,547,516

	Westcore Select Fund	Westcore Blue Chip Fund
As of March 31, 2009
Gross appreciation (excess of value over tax cost)	$1,467,519	$2,831,756
Gross depreciation (excess of tax cost over value)	(1,577,540)	(8,741,948)
Net unrealized (depreciation)	$(110,021)	$(5,910,192)
Cost of investments for income tax purposes	$27,282,013	$37,881,068

	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund
As of March 31, 2009
Gross appreciation (excess of value over tax cost)	$2,024,533	$679,067
Gross depreciation (excess of tax cost over value)	(15,966,541)	(7,934,760)
Net unrealized (depreciation)	$(13,942,008)	$(7,255,693)
Cost of investments for income tax purposes	$50,809,794	$26,634,538

	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Frontier Fund
As of March 31, 2009
Gross appreciation (excess of value over tax cost)	$-	$38,354	$-
Gross depreciation (excess of tax cost over value)	(70,685,652)	(320,873)	(9,153,474)
Net unrealized (depreciation)	$(70,685,652)	$(282,519)	$(9,153,474)
Cost of investments for income tax purposes	$232,039,707	$1,148,328	$27,466,725

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of March 31, 2009
Gross appreciation (excess of value over tax cost)	$400,151	$38,295,235	$1,969,689
Gross depreciation (excess of tax cost over value)	(40,445,970)	(97,018,642)	(2,575,705)
Net unrealized (depreciation)	$(40,045,819)	$(58,723,407)	$(606,016)
Cost of investments for income tax purposes	$101,658,437	$1,248,768,377	$78,682,764

3. FAS 157 Measurements

      The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

            The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

      The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ assets:

Westcore Equity Funds

	Westcore Growth Fund		Westcore MIDCO Growth Fund		Westcore Select Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$115,987,295	$-	$84,683,309	$-	$27,171,992	$-
Level 2 - Other Significant Observable Inputs	$-	$-	$-	$-	$-	$-
Level 3 - Significant Unobservable Inputs	$-	$-	$-	$-	$-	$-
Total	$115,987,295	$-	$84,683,309	$-	$27,171,992	$-

	Westcore Blue Chip Fund		Westcore Mid-Cap Value Fund		Westcore Small-Cap Opportunity Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$31,970,876		$36,867,786	$-	$19,378,845	$-
Level 2 - Other Significant Observable Inputs	$-	$-	$-	$-	$-	$-
Level 3 - Significant Unobservable Inputs	$-	$-	$-	$-	$-	$-
Total	$31,970,876	$-	$36,867,786	$-	$19,378,845	$-

	Westcore Small-Cap Value Fund		Westcore Micro-Cap Opportunity Fund		Westcore International Frontier Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$161,354,055	$-	$865,809	$-	$18,313,251	$-
Level 2 - Other Significant Observable Inputs	$-	$-	$-	$-	$-	$-
Level 3 - Significant Unobservable Inputs	$-	$-	$-	$-	$-	$-
Total	$161,354,055	$-	$865,809	$-	$18,313,251	$-

Westcore Bond Funds

	Westcore Flexible Income Fund		Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$6,876,386	$-	$224,724,400	$-	$6,426,470	$-
Level 2 - Other Significant Observable Inputs	$52,107,417	$-	$948,222,559	$-	$71,650,278	$-
Level 3 - Significant Unobservable Inputs	$2,628,815	$-	$17,098,011	$-	$-	$-
Total	$61,612,618	$-	$1,190,044,970	$-	$78,076,748	$-

* Other financial instruments include futures, forwards and swap contracts.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the quarter ended March 31, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Westcore Flexible Income Fund			Westcore Plus Bond Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 12/31/2008	$3,218,147	$-	$-	$17,078,964	$-	$-
Realized gain/(loss)	(2,238,438)	-	-	(644,031)	-	-
Change in unrealized appreciation/(depreciation)	1,707,365	-	-	1,031,761	-	-
Net purchases (sales)	(58,259)			(368,683)
Transfers in and/or out of Level 3	-			-
Balance as of 3/31/2009	$2,628,815	$-	$-	$17,098,011	$-	$-

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

4. New Accounting Pronouncements

    In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's future financial statement disclosures.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    May 29, 2009

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    May 29, 2009

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

Principal Financial Officer and Treasurer

Date:    May 29, 2009